Consolidated Schedule of Investments
January 31, 2021
(Unaudited)
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–23.60%(a)
Australia–0.35%
BHP Billiton Finance Ltd., 6.50%, 10/22/2077(b)(c)	GBP	100,000	$149,070
Belgium–0.33%
Solvay Finance S.A., 5.87%(b)(c)(d)	EUR	100,000	136,993
France–1.26%
Burger King France S.A.S, 5.25% (3 mo. EURIBOR + 5.25%), 05/01/2023(b)(e)	EUR	100,000	121,444
Electricite de France S.A., 5.88%(b)(c)(d)	GBP	100,000	158,595
La Financiere Atalian S.A.S.U., 6.63%, 05/15/2025(b)	GBP	100,000	130,152
Picard Groupe S.A.S., 3.00% (3 mo. EURIBOR + 3.00%), 11/30/2023(b)(e)	EUR	100,000	121,084
			531,275
Germany–0.37%
Volkswagen International Finance N.V., 3.38%, 11/16/2026(b)	GBP	100,000	153,805
Israel–0.32%
Teva Pharmaceutical Finance Netherlands II B.V., 6.00%, 01/31/2025	EUR	100,000	133,481
Italy–0.46%
Italy Buoni Poliennali Del Tesoro, 1.45%, 03/01/2036(b)	EUR	60,000	77,362
Pro-Gest S.p.A., 3.25%, 12/15/2024(b)	EUR	100,000	114,893
			192,255
Luxembourg–0.02%
Helix Holdco S.A., 10.00% 9.75% PIK Rate, 0.25% Cash Rate, 04/19/2026(f)	EUR	20,000	9,792
Mexico–16.43%
Mexican Bonos,
Series M 20, 10.00%, 12/05/2024	MXN	74,100,000	4,331,917
Series M 20, 7.50%, 06/03/2027	MXN	1,500,000	83,736
Series M 20, 8.50%, 05/31/2029	MXN	40,590,000	2,419,045
Petroleos Mexicanos, 8.25%, 06/02/2022(b)	GBP	50,000	72,912
			6,907,610
Netherlands–0.35%
Hema B.V., 10.00% 3% PIK Rate, 7% Cash Rate, 04/19/2025(b)(f)	EUR	7,743	10,198
Hema Bondco I B.V., 6.25%, 10/19/2025(b)	EUR	108,000	136,825
			147,023
	Principal Amount		Value
Portugal–0.20%
Portugal Obrigacoes do Tesouro OT, 2.88%, 10/15/2025(b)	EUR	60,000	$84,339
Russia–0.07%
Russian Federal Bond - OFZ, Series 6225, 7.25%, 05/10/2034	RUB	2,000,000	28,052
South Africa–0.08%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	ZAR	650,000	35,390
Spain–0.75%
Banco de Sabadell S.A., 5.63%, 05/06/2026(b)	EUR	100,000	143,320
Codere Finance 2 (Luxembourg) S.A.,
10.75%, 09/30/2023(b)(g)	EUR	15,000	19,290
10.75%, 6.25% PIK Rate, 4.5% Cash Rate, 11/01/2023(b)(f)	EUR	100,000	78,688
Spain Government Bond, 1.95%, 04/30/2026(b)	EUR	55,000	74,928
			316,226
United Kingdom–2.26%
Barclays PLC, 7.88%(b)(c)(d)	GBP	200,000	291,676
Modulaire Global Finance PLC, 6.50%, 02/15/2023(b)	EUR	100,000	123,612
Nationwide Building SocietySeries CCDS, 10.25%(b)(d)	GBP	38,000	95,806
Next Group PLC, 3.63%, 05/18/2028(b)	GBP	100,000	152,706
Rl Finance Bonds No. 3 PLC, 6.13%, 11/13/2028(b)	GBP	100,000	171,827
Tesco Property Finance 2 PLC, 6.05%, 10/13/2039(b)	GBP	40,584	76,170
United Kingdom Gilt Inflation-Linked, 0.13%, 03/22/2026(b)	GBP	22,732	36,617
			948,414
United States–0.35%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	100,000	148,770
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $9,141,990)			9,922,495
	Shares
Common Stocks & Other Equity Interests–19.14%
Australia–0.76%
Alumina Ltd.		32,203	41,442
AMP Ltd.		24,309	27,495
BHP Group PLC		997	27,393
Glencore PLC(h)		12,016	40,411
Newcrest Mining Ltd.		1,768	33,421
Origin Energy Ltd.		10,391	37,808
QBE Insurance Group Ltd.		5,908	35,981
Woodside Petroleum Ltd.		2,510	47,205
Worley Ltd.		3,116	27,347
			318,503

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Shares		Value
Belgium–0.08%
Ageas	94	$4,817
Etablissements Franz Colruyt N.V.	164	10,121
Proximus SADP	559	11,762
Telenet Group Holding N.V.	175	7,453
		34,153
Brazil–0.10%
Itau Unibanco Holding S.A., Preference Shares	700	3,626
Wheaton Precious Metals Corp.	416	17,085
Yara International ASA	421	19,640
		40,351
Canada–0.23%
Agnico Eagle Mines Ltd.	242	16,904
Alimentation Couche-Tard, Inc., Class B	455	13,877
Barrick Gold Corp.	1,350	30,200
Barrick Gold Corp.	1,078	24,076
Dollarama, Inc.	242	9,460
		94,517
China–2.03%
Alibaba Group Holding Ltd.(h)	4,080	130,223
Alibaba Group Holding Ltd., ADR(h)	256	64,980
Autohome, Inc., ADR	419	46,186
Baidu, Inc., ADR(h)	103	24,207
BeiGene Ltd., ADR(h)	74	23,680
China Mobile Ltd.	3,000	18,387
China Overseas Land & Investment Ltd.	16,500	37,402
China Pacific Insurance (Group) Co. Ltd., H Shares	7,400	30,517
CNOOC Ltd.	20,000	19,619
COSCO SHIPPING Ports Ltd.	18,000	12,805
Dongfeng Motor Group Co. Ltd., H Shares	32,000	31,949
JD.com, Inc., ADR(h)	650	57,649
Ming Yang Smart Energy Group Ltd., A Shares	4,100	12,742
NetEase, Inc., ADR	711	81,758
Suofeiya Home Collection Co Ltd., A Shares	3,300	16,150
Tencent Holdings Ltd.	2,200	192,595
Tingyi Cayman Islands Holding Corp.	8,000	15,912
Wuxi Biologics Cayman, Inc.(b)(h)	2,500	34,973
		851,734
Denmark–0.34%
AP Moller - Maersk A/S, Class B	6	12,414
Carlsberg A/S, Class B	157	23,014
Genmab A/S(h)	36	14,352
GN Store Nord A/S	189	14,467
Novo Nordisk A/S, Class B	489	34,013
Pandora A/S	158	15,239
Royal Unibrew A/S	92	9,071
Vestas Wind Systems A/S	90	19,258
		141,828
Finland–0.23%
Elisa OYJ	69	4,105
Kone OYJ, Class B	150	11,792
Orion OYJ, Class B	243	11,152
Stora Enso OYJ, Class R	1,244	22,617
UPM-Kymmene OYJ	906	32,310
Shares		Value
Finland–(continued)
Valmet OYJ	453	$14,494
		96,470
France–1.06%
Atos SE(h)	112	8,570
AXA S.A.	963	21,294
BNP Paribas S.A.(h)	349	16,809
Capgemini SE	164	23,747
Carrefour S.A.	1,552	26,244
Cie de Saint-Gobain	563	28,025
Cie Generale des Etablissements Michelin S.C.A.	54	7,454
Electricite de France S.A.(h)	439	5,465
ENGIE S.A.(h)	1,150	17,864
Hermes International	29	29,620
Iliad S.A.	65	12,041
L’Oreal S.A.	50	17,526
Orange S.A.	1,466	17,237
Publicis Groupe S.A.	270	13,994
Sanofi	693	65,110
Sartorius Stedim Biotech	40	16,749
TOTAL SE	2,627	110,902
Veolia Environnement S.A.	322	8,609
		447,260
Germany–0.62%
Brenntag AG	88	6,911
Covestro AG(b)	257	17,514
Deutsche Post AG	886	43,844
Deutsche Telekom AG	2,129	37,967
HelloFresh SE(h)	99	8,371
Infineon Technologies AG	638	25,659
Merck KGaA	122	20,388
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	82	21,800
Software AG	184	7,473
TAG Immobilien AG	442	13,622
Telefonica Deutschland Holding AG	1,067	2,923
Volkswagen AG, Preference Shares	52	9,888
Wacker Chemie AG	68	9,867
Zalando SE(b)(h)	300	34,455
		260,682
Hong Kong–0.37%
AIA Group Ltd.	4,400	53,911
CK Asset Holdings Ltd.	9,500	48,170
CK Hutchison Holdings Ltd.	6,500	45,080
Pacific Basin Shipping Ltd.	57,000	9,934
		157,095
India–0.58%
Housing Development Finance Corp. Ltd.	1,654	54,565
ICICI Bank Ltd., ADR(h)	2,603	39,305
Kotak Mahindra Bank Ltd.(h)	233	5,457
Larsen & Toubro Ltd.	2,809	51,361
Mahindra & Mahindra Ltd.	5,040	51,632
Shriram Transport Finance Co. Ltd.	1,817	31,998
UPL Ltd.	1,277	9,810
		244,128
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Shares		Value
Indonesia–0.05%
PT Astra International Tbk	48,500	$21,121
Ireland–0.12%
CRH PLC	633	26,073
Flutter Entertainment PLC(h)	76	14,132
Ryanair Holdings PLC, ADR(h)	84	7,986
		48,191
Israel–0.07%
Nice Ltd., ADR(h)	118	30,831
Italy–0.22%
Buzzi Unicem S.p.A.	519	12,760
De Longhi S.p.A.	119	4,276
DiaSorin S.p.A.	80	17,527
Enel S.p.A.	1,299	12,899
Intesa Sanpaolo S.p.A.(h)	3,975	8,696
Iren S.p.A.	1,976	4,876
Reply S.p.A.	37	4,520
Telecom Italia S.p.A.	38,841	16,624
UniCredit S.p.A.(h)	1,012	9,254
		91,432
Japan–0.02%
Sony Corp.	100	9,569
Jordan–0.03%
Hikma Pharmaceuticals PLC	369	12,122
Luxembourg–0.04%
ArcelorMittal S.A.(h)	717	15,597
Helix Holdco S.A.(i)	500	0
		15,597
Netherlands–0.32%
Adyen N.V.(b)(h)	8	16,669
BE Semiconductor Industries N.V.	224	15,378
ING Groep N.V.(h)	1,773	15,748
Koninklijke Ahold Delhaize N.V.	499	14,279
Koninklijke KPN N.V.	4,330	13,529
Randstad N.V.(h)	212	13,223
SBM Offshore N.V.	1,077	18,423
Signify N.V.(h)	317	15,074
Wolters Kluwer N.V.	149	12,367
		134,690
Norway–0.07%
Equinor ASA	648	11,587
Orkla ASA	1,325	12,878
Salmar ASA	104	6,268
		30,733
Portugal–0.05%
EDP - Energias de Portugal S.A.	3,508	21,924
Russia–0.04%
Sberbank of Russia PJSC, ADR	464	6,337
Yandex N.V., Class A(h)	141	8,832
		15,169
Singapore–0.24%
ComfortDelGro Corp. Ltd.	9,300	11,056
Shares		Value
Singapore–(continued)
Genting Singapore Ltd.	39,100	$25,000
Jardine Cycle & Carriage Ltd.	900	14,530
United Overseas Bank Ltd.	2,900	51,234
		101,820
South Africa–0.24%
Anglo American PLC	1,558	51,234
Naspers Ltd., Class N	223	51,185
		102,419
South Korea–0.87%
Hyundai Motor Co.	63	12,774
Hyundai Motor Co., Second Pfd.	359	33,080
KB Financial Group, Inc.(h)	658	23,802
LG Corp.	623	54,996
POSCO	88	19,378
Samsung Electronics Co. Ltd.	2,119	154,649
Samsung Electronics Co. Ltd., Preference Shares	554	36,090
Samsung Fire & Marine Insurance Co. Ltd.	213	32,069
		366,838
Spain–0.38%
Acciona S.A.	54	8,098
Amadeus IT Group S.A.	548	34,689
Banco Bilbao Vizcaya Argentaria S.A.	4,143	18,867
CaixaBank S.A.(h)	6,458	16,324
Cellnex Telecom S.A.(b)	547	32,049
Endesa S.A.	444	11,355
Iberdrola S.A.	994	13,480
Industria de Diseno Textil S.A.	464	13,766
Repsol S.A.	613	6,010
Viscofan S.A.	96	6,771
		161,409
Sweden–0.30%
Autoliv, Inc.	22	1,952
Axfood AB	248	5,960
Biotage AB	285	4,803
Electrolux AB, Series B	588	14,394
Getinge AB, Class B	881	22,740
Husqvarna AB, Class B	1,131	14,016
Lundin Energy AB	333	9,067
Sandvik AB(h)	904	22,527
SSAB AB, Class A(h)	799	3,408
SSAB AB, Class B(h)	3,190	12,276
Swedish Match AB	210	16,190
		127,333
Switzerland–1.08%
ABB Ltd.	503	14,845
Adecco Group AG	225	14,090
Allreal Holding AG	12	2,616
Bachem Holding AG, Class B	7	2,799
BKW AG	25	2,860
Bucher Industries AG	8	3,788
EMS-Chemie Holding AG	13	12,254
Forbo Holding AG	6	10,205
Galenica AG(b)	165	10,904
Geberit AG	24	14,689
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Shares		Value
Switzerland–(continued)
Kuehne + Nagel International AG	61	$13,896
LafargeHolcim Ltd.(h)	256	13,818
Logitech International S.A., Class R	155	16,163
Lonza Group AG	36	23,029
Nestle S.A.	334	37,417
Novartis AG	627	56,715
PSP Swiss Property AG	101	12,933
Roche Holding AG	237	81,690
SFS Group AG	34	4,293
SGS S.A.	5	15,198
SIG Combibloc Group AG(h)	389	9,264
Sonova Holding AG, Class A(h)	62	14,979
Swisscom AG	26	14,160
Tecan Group AG, Class R	75	36,365
Zurich Insurance Group AG	38	15,129
		454,099
Taiwan–0.99%
Asustek Computer, Inc.	8,000	82,019
Delta Electronics, Inc.	3,000	30,326
Hon Hai Precision Industry Co. Ltd.	11,400	45,478
MediaTek, Inc.	1,000	31,344
Taiwan Semiconductor Manufacturing Co. Ltd.	10,000	211,149
Uni-President Enterprises Corp.	6,000	14,586
		414,902
Thailand–0.14%
Kasikornbank PCL, NVDR	14,300	60,614
United Kingdom–4.71%
3i Group PLC	939	14,202
Ashtead Group PLC	717	36,234
ASOS PLC(h)	109	6,678
AstraZeneca PLC	477	48,699
Avast PLC(b)	752	4,860
Aviva PLC	6,684	30,541
B&M European Value Retail S.A.	1,983	14,532
Babcock International Group PLC(h)	5,098	16,243
BAE Systems PLC	9,832	62,186
Balfour Beatty PLC(h)	3,532	12,989
Barclays PLC	52,427	95,909
Barratt Developments PLC(h)	4,883	42,659
Berkeley Group Holdings PLC	222	12,722
BP PLC	30,238	112,367
British American Tobacco PLC	3,039	110,607
Bunzl PLC	1,503	48,347
Centrica PLC(h)	32,762	23,215
Compass Group PLC(h)	1,302	23,338
Computacenter PLC	103	3,318
ConvaTec Group PLC(b)	2,901	7,954
Cranswick PLC	92	4,301
Croda International PLC	157	13,511
Diageo PLC	170	6,860
Domino’s Pizza Group PLC	1,159	5,224
DS Smith PLC(h)	1,513	7,504
easyJet PLC	3,327	33,121
Experian PLC	818	28,610
Farfetch Ltd., Class A(h)	244	14,943
Shares		Value
United Kingdom–(continued)
Fevertree Drinks PLC	596	$19,798
Games Workshop Group PLC	59	8,336
GlaxoSmithKline PLC	2,175	40,405
Hays PLC(h)	7,883	15,185
HomeServe PLC	519	7,414
Imperial Brands PLC	496	9,982
International Consolidated Airlines Group S.A.(h)	1,504	2,938
International Consolidated Airlines Group S.A.(h)	3,518	6,820
International Consolidated Airlines Group S.A., ADR	1,352	5,354
J Sainsbury PLC	12,677	42,422
JD Sports Fashion PLC(h)	1,764	18,026
Kingfisher PLC	3,530	13,416
Legal & General Group PLC	7,268	24,258
Marks & Spencer Group PLC(h)	12,936	25,029
Meggitt PLC(h)	3,585	19,328
Melrose Industries PLC(h)	5,307	12,231
National Grid PLC	7,587	88,194
Natwest Group PLC	17,604	35,384
Next PLC(h)	615	65,090
Pearson PLC	2,316	25,754
Pennon Group PLC	706	9,036
Persimmon PLC	331	11,549
RELX PLC	2,671	66,254
RELX PLC	297	7,406
Rightmove PLC(h)	1,492	12,241
Rolls-Royce Holdings PLC	4,528	5,654
Royal Dutch Shell PLC, Class B	2,702	46,740
Royal Mail PLC(h)	2,316	12,824
Severn Trent PLC	491	15,543
Shaftesbury PLC(h)	822	6,254
Smith & Nephew PLC	1,007	21,207
SSE PLC	4,733	96,092
Standard Chartered PLC	4,571	27,756
Tate & Lyle PLC	1,444	13,573
Tesco PLC	16,038	52,517
Travis Perkins PLC(h)	1,503	27,753
Ultra Electronics Holdings PLC	744	20,330
Unilever PLC	231	13,428
United Utilities Group PLC	2,352	29,680
Vectura Group PLC	3,865	6,140
Vodafone Group PLC	64,775	110,782
Whitbread PLC(h)	649	24,653
WM Morrison Supermarkets PLC	5,488	13,486
		1,977,936
United States–2.76%
ABIOMED, Inc.(h)	27	9,403
Accenture PLC, Class A	26	6,290
Alphabet, Inc., Class A(h)	20	36,547
Alphabet, Inc., Class C(h)	17	31,208
Alteryx, Inc., Class A(h)	150	18,908
Amazon.com, Inc.(h)	15	48,093
American Express Co.	193	22,438
American Tower Corp.	29	6,593
Berkshire Hathaway, Inc., Class B(h)	35	7,975
Bristol-Myers Squibb Co.	139	8,539
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

	Shares	Value
United States–(continued)
Citigroup, Inc.	65	$3,769
CME Group, Inc., Class A	33	5,997
Coca-Cola Co. (The)	502	24,171
Colgate-Palmolive Co.	222	17,316
Copart, Inc.(h)	31	3,402
Crowdstrike Holdings, Inc., Class A(h)	228	49,202
Danaher Corp.	30	7,135
Edwards Lifesciences Corp.(h)	126	10,405
Equifax, Inc.	41	7,262
Facebook, Inc., Class A(h)	350	90,416
Ferguson PLC	246	28,621
First Republic Bank	26	3,770
Home Depot, Inc. (The)	81	21,936
Illumina, Inc.(h)	106	45,203
Installed Building Products, Inc.(h)	132	13,851
Intercontinental Exchange, Inc.	50	5,518
JPMorgan Chase & Co.	254	32,682
Markel Corp.(h)	10	9,695
Mastercard, Inc., Class A	139	43,964
Microsoft Corp.	180	41,753
Moody’s Corp.	22	5,858
Newmont Corp.	548	32,661
Okta, Inc.(h)	42	10,878
Old Dominion Freight Line, Inc.	28	5,432
PayPal Holdings, Inc.(h)	158	37,021
PepsiCo, Inc.	70	9,560
Progressive Corp. (The)	351	30,604
QIAGEN N.V.(h)	261	14,135
salesforce.com, inc.(h)	219	49,398
ServiceNow, Inc.(h)	74	40,194
Sims Ltd.	2,297	21,327
Splunk, Inc.(h)	147	24,259
Stellantis N.V.	1,431	21,732
Texas Instruments, Inc.	170	28,167
Thermo Fisher Scientific, Inc.	84	42,815
TJX Cos., Inc. (The)	220	14,089
Twilio, Inc., Class A(h)	193	69,370
Twist Bioscience Corp.(h)	136	22,377
Uber Technologies, Inc.(h)	273	13,904
Wells Fargo & Co.	164	4,900
		1,160,743
Total Common Stocks & Other Equity Interests (Cost $5,836,317)		8,046,213
	Principal Amount
U.S. Dollar Denominated Bonds & Notes–13.07%
Argentina–0.08%
Argentine Republic Government International Bond,
1.00%, 07/09/2029	$4,402	1,836
1.13%, 07/09/2035(g)	97,000	33,416
		35,252
Brazil–0.48%
MARB BondCo PLC, 3.95%, 01/29/2031(b)	200,000	199,450
	Principal Amount	Value
Canada–0.25%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/2030(b)	$24,000	$23,850
Bombardier, Inc.,
5.75%, 03/15/2022(b)	23,000	23,627
6.00%, 10/15/2022(b)	7,000	6,961
GFL Environmental, Inc., 3.50%, 09/01/2028(b)	13,000	12,809
Parkland Corp., 6.00%, 04/01/2026(b)	26,000	27,349
Precision Drilling Corp., 5.25%, 11/15/2024	12,000	11,077
		105,673
France–0.52%
Societe Generale S.A., 7.38%(b)(c)(d)	200,000	216,079
Germany–0.05%
Mercer International, Inc., 5.13%, 02/01/2029(b)	19,000	19,356
Italy–0.01%
Telecom Italia Capital S.A., 7.20%, 07/18/2036	4,000	5,297
Luxembourg–0.07%
Intelsat (Luxembourg) S.A., 7.75%, 06/01/2021(j)	15,000	1,257
Intelsat Connect Finance S.A., 9.50%, 02/15/2023(b)(j)	9,000	2,278
Intelsat Jackson Holdings S.A.,
5.50%, 08/01/2023(j)	10,000	6,975
8.50%, 10/15/2024(b)(j)	19,000	13,773
9.75%, 07/15/2025(b)(j)	7,000	5,086
		29,369
Netherlands–0.18%
Shell International Finance B.V., 2.75%, 04/06/2030	69,000	74,627
Saudi Arabia–0.00%
Valaris PLC, 7.75%, 02/01/2026(j)	18,000	1,372
Switzerland–0.47%
Credit Suisse Group AG, 4.50%(b)(c)(d)	200,000	198,500
United Kingdom–1.08%
Barclays Bank PLC, 0.56%(d)	20,000	18,360
National Westminster Bank PLC, Series B, 0.41% (6 mo. USD LIBOR + 0.25%)(d)(e)	100,000	94,654
Natwest Group PLC,
6.00%(c)(d)	200,000	220,750
Series U, 2.57% (3 mo. USD LIBOR + 2.32%)(d)(e)	100,000	98,575
TechnipFMC PLC, 6.50%, 02/01/2026(b)	21,000	21,894
		454,233
United States–9.88%
Acadia Healthcare Co., Inc.,
6.50%, 03/01/2024	15,000	15,362
5.00%, 04/15/2029(b)	27,000	28,485
AdaptHealth LLC, 4.63%, 08/01/2029(b)	12,000	12,272
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Principal Amount		Value
United States–(continued)
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	$25,000	$25,625
Akumin, Inc., 7.00%, 11/01/2025(b)	25,000	26,344
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	30,000	29,891
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.75%, 01/15/2028(b)	22,000	22,041
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/2027(b)	21,000	23,769
ASGN, Inc., 4.63%, 05/15/2028(b)	9,000	9,320
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.88%, 04/01/2027(b)	21,000	23,700
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 10.50%, 05/15/2025(b)	30,000	35,470
Bausch Health Americas, Inc., 9.25%, 04/01/2026(b)	18,000	20,002
Bausch Health Cos., Inc.,
6.13%, 04/15/2025(b)	20,000	20,511
5.75%, 08/15/2027(b)	7,000	7,547
6.25%, 02/15/2029(b)	14,000	15,036
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/2025(b)	18,000	19,080
Boeing Co. (The), 5.15%, 05/01/2030	100,000	118,876
Booking Holdings, Inc., 4.50%, 04/13/2027	19,000	22,548
Boxer Parent Co., Inc., 9.13%, 03/01/2026(b)	16,000	17,102
Brink’s Co. (The),
5.50%, 07/15/2025(b)	12,000	12,773
4.63%, 10/15/2027(b)	28,000	29,174
Calpine Corp., 3.75%, 03/01/2031(b)	30,000	29,220
Calumet Specialty Products Partners L.P./Calumet Finance Corp.,
7.63%, 01/15/2022	8,000	7,940
9.25%, 07/15/2024(b)	14,000	15,488
Camelot Finance S.A., 4.50%, 11/01/2026(b)	27,000	28,131
Cardtronics, Inc./Cardtronics USA, Inc., 5.50%, 05/01/2025(b)	29,000	30,121
Carnival Corp.,
11.50%, 04/01/2023(b)	26,000	29,537
10.50%, 02/01/2026(b)	17,000	19,741
CCM Merger, Inc., 6.38%, 05/01/2026(b)	19,000	20,187
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.75%, 02/15/2026(b)	18,000	18,595
5.13%, 05/01/2027(b)	100,000	105,279
5.00%, 02/01/2028(b)	36,000	37,854
4.50%, 08/15/2030(b)	24,000	25,305
Centene Corp.,
5.38%, 06/01/2026(b)	21,000	21,991
4.63%, 12/15/2029	7,000	7,770
3.00%, 10/15/2030	13,000	13,614
Principal Amount		Value
United States–(continued)
Clarios Global L.P., 6.75%, 05/15/2025(b)	$6,000	$6,401
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	18,000	19,092
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	18,000	19,391
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(b)	37,000	36,403
Cleveland-Cliffs, Inc.,
9.88%, 10/17/2025(b)	14,000	16,480
6.25%, 10/01/2040	6,000	5,726
CNX Resources Corp.,
7.25%, 03/14/2027(b)	19,000	20,454
6.00%, 01/15/2029(b)	10,000	10,353
Colony Capital, Inc., Conv., 5.00%, 04/15/2023	9,000	8,865
Commercial Metals Co., 3.88%, 02/15/2031	29,000	29,725
Community Health Systems, Inc.,
6.63%, 02/15/2025(b)	12,000	12,655
8.00%, 03/15/2026(b)	23,000	24,748
8.00%, 12/15/2027(b)	3,000	3,272
Comstock Resources, Inc., 9.75%, 08/15/2026	19,000	20,235
Core & Main Holdings L.P., 18.01%, 09/15/2024(b)(f)	42,000	42,862
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	19,000	19,261
CSC Holdings LLC, 6.75%, 11/15/2021	42,000	43,588
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)	23,000	23,384
Dana, Inc.,
5.50%, 12/15/2024	14,000	14,298
5.38%, 11/15/2027	8,000	8,435
5.63%, 06/15/2028	2,000	2,136
DaVita, Inc.,
4.63%, 06/01/2030(b)	8,000	8,408
3.75%, 02/15/2031(b)	32,000	31,800
Dell International LLC/EMC Corp.,
7.13%, 06/15/2024(b)	32,000	33,267
8.10%, 07/15/2036(b)	100,000	146,364
Delta Air Lines, Inc.,
7.00%, 05/01/2025(b)	30,000	34,807
7.38%, 01/15/2026	8,000	9,196
Diamond Offshore Drilling, Inc., 4.88%, 11/02/2043(j)	12,000	1,732
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 08/15/2026(b)	24,000	19,410
6.63%, 08/15/2027(b)	26,000	16,542
DISH DBS Corp., 5.88%, 11/15/2024	19,000	19,717
DISH Network Corp., Conv., 3.38%, 08/15/2026	21,000	19,416
Dun & Bradstreet Corp. (The),
6.88%, 08/15/2026(b)	6,000	6,431
10.25%, 02/15/2027(b)	6,000	6,719
Embarq Corp., 8.00%, 06/01/2036	28,000	34,362
Encompass Health Corp., 4.75%, 02/01/2030	18,000	19,391
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Principal Amount		Value
United States–(continued)
Energizer Holdings, Inc.,
4.75%, 06/15/2028(b)	$10,000	$10,435
4.38%, 03/31/2029(b)	28,000	28,672
EnerSys, 5.00%, 04/30/2023(b)	29,000	30,577
EnPro Industries, Inc., 5.75%, 10/15/2026	22,000	23,453
EQM Midstream Partners L.P., 5.50%, 07/15/2028	13,000	13,492
Ford Motor Co.,
8.50%, 04/21/2023	145,000	162,654
9.00%, 04/22/2025	17,000	20,741
9.63%, 04/22/2030	14,000	19,863
4.75%, 01/15/2043	11,000	11,116
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	38,000	47,286
Frontier Communications Corp.,
10.50%, 09/15/2022(j)	48,000	25,590
11.00%, 09/15/2025(j)	32,000	16,940
Gartner, Inc.,
4.50%, 07/01/2028(b)	11,000	11,615
3.75%, 10/01/2030(b)	8,000	8,235
GCP Applied Technologies, Inc., 5.50%, 04/15/2026(b)	29,000	29,683
Genesis Energy L.P./Genesis Energy Finance Corp.,
5.63%, 06/15/2024	5,000	4,709
6.25%, 05/15/2026	4,000	3,593
7.75%, 02/01/2028	12,000	11,145
Global Medical Response, Inc., 6.50%, 10/01/2025(b)	29,000	30,000
Global Partners L.P./GLP Finance Corp., 6.88%, 01/15/2029(b)	19,000	20,366
Gray Television, Inc., 7.00%, 05/15/2027(b)	17,000	18,601
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	12,000	12,266
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	43,000	44,766
Hanesbrands, Inc., 5.38%, 05/15/2025(b)	62,000	66,171
HCA, Inc.,
5.88%, 02/15/2026	12,000	13,740
5.38%, 09/01/2026	14,000	15,975
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/01/2028(b)	31,000	32,812
5.75%, 02/01/2029(b)	6,000	6,112
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 02/01/2028(b)	20,000	20,156
Hologic, Inc., 3.25%, 02/15/2029(b)	11,000	11,199
IRB Holding Corp.,
7.00%, 06/15/2025(b)	4,000	4,351
6.75%, 02/15/2026(b)	24,000	24,761
iStar, Inc., 4.75%, 10/01/2024	31,000	31,852
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	40,000	42,700
JBS USA LUX S.A./JBS USA Finance, Inc., 5.75%, 06/15/2025(b)	27,000	27,874
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(b)	21,000	20,972
Principal Amount		Value
United States–(continued)
Kraft Heinz Foods Co. (The),
6.88%, 01/26/2039	$10,000	$13,777
5.00%, 06/04/2042	18,000	20,833
5.50%, 06/01/2050	23,000	28,372
L Brands, Inc., 6.88%, 11/01/2035	49,000	56,879
Level 3 Financing, Inc., 3.75%, 07/15/2029(b)	19,000	19,140
Lithia Motors, Inc.,
5.25%, 08/01/2025(b)	9,000	9,370
4.63%, 12/15/2027(b)	7,000	7,398
4.38%, 01/15/2031(b)	2,000	2,121
LPL Holdings, Inc., 5.75%, 09/15/2025(b)	13,000	13,465
Macy’s, Inc., 8.38%, 06/15/2025(b)	27,000	29,941
Meredith Corp., 6.88%, 02/01/2026	24,000	24,313
Meritage Homes Corp., 6.00%, 06/01/2025	11,000	12,478
MGM Resorts International,
6.00%, 03/15/2023	6,000	6,413
4.63%, 09/01/2026	30,000	31,331
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(b)	19,000	18,800
Mueller Industries, Inc., 6.00%, 03/01/2027	40,000	40,942
Navient Corp.,
7.25%, 01/25/2022	30,000	31,116
7.25%, 09/25/2023	16,000	17,650
5.00%, 03/15/2027	12,000	12,182
NCL Corp. Ltd., 12.25%, 05/15/2024(b)	22,000	25,641
Netflix, Inc.,
5.88%, 11/15/2028	19,000	23,869
5.38%, 11/15/2029(b)	9,000	11,261
New Enterprise Stone & Lime Co., Inc.,
6.25%, 03/15/2026(b)	10,000	10,319
9.75%, 07/15/2028(b)	8,000	8,940
NextEra Energy Operating Partners L.P., 3.88%, 10/15/2026(b)	12,000	12,872
NFP Corp., 6.88%, 08/15/2028(b)	20,000	21,048
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(b)	15,000	15,244
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026	27,000	20,934
NMI Holdings, Inc., 7.38%, 06/01/2025(b)	2,000	2,250
Occidental Petroleum Corp.,
2.90%, 08/15/2024	11,000	10,656
8.50%, 07/15/2027	1,000	1,177
6.38%, 09/01/2028	7,000	7,643
3.50%, 08/15/2029	5,000	4,646
6.13%, 01/01/2031	21,000	22,884
6.45%, 09/15/2036	2,000	2,198
6.20%, 03/15/2040	12,000	12,510
4.10%, 02/15/2047	17,000	14,142
OneMain Finance Corp.,
5.38%, 11/15/2029	18,000	19,845
4.00%, 09/15/2030	40,000	40,338
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Principal Amount		Value
United States–(continued)
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	$36,000	$38,867
Parsley Energy LLC/Parsley Finance Corp., 4.13%, 02/15/2028(b)	0	0
Penske Automotive Group, Inc., 5.50%, 05/15/2026	15,000	15,584
Pilgrim’s Pride Corp., 5.88%, 09/30/2027(b)	15,000	15,982
Post Holdings, Inc.,
5.63%, 01/15/2028(b)	8,000	8,500
4.63%, 04/15/2030(b)	12,000	12,453
QEP Resources, Inc., 5.63%, 03/01/2026	31,000	34,615
Range Resources Corp., 8.25%, 01/15/2029(b)	29,000	30,504
Rayonier A.M. Products, Inc.,
5.50%, 06/01/2024(b)	22,000	19,921
7.63%, 01/15/2026(b)	8,000	8,390
Rockies Express Pipeline LLC,
4.80%, 05/15/2030(b)	20,000	21,100
6.88%, 04/15/2040(b)	14,000	15,645
Royal Caribbean Cruises Ltd., 9.13%, 06/15/2023(b)	8,000	8,640
RP Escrow Issuer LLC, 5.25%, 12/15/2025(b)	37,000	38,434
Sally Holdings LLC/Sally Capital, Inc., 8.75%, 04/30/2025(b)	9,000	9,925
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(b)	36,000	38,302
Scientific Games International, Inc.,
8.63%, 07/01/2025(b)	5,000	5,413
8.25%, 03/15/2026(b)	11,000	11,650
Scripps Escrow II, Inc., 3.88%, 01/15/2029(b)	19,000	19,036
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/2028(b)	12,000	12,822
Sensata Technologies B.V., 4.88%, 10/15/2023(b)	16,000	17,200
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	3,000	3,083
Simmons Foods, Inc., 5.75%, 11/01/2024(b)	23,000	23,719
SM Energy Co.,
10.00%, 01/15/2025(b)	14,000	15,549
6.75%, 09/15/2026	5,000	4,522
6.63%, 01/15/2027	11,000	9,818
Southwestern Energy Co., 7.75%, 10/01/2027	18,000	19,024
Sprint Corp.,
7.88%, 09/15/2023	26,000	30,062
7.63%, 02/15/2025	31,000	37,084
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(b)	44,000	45,072
Sysco Corp., 5.65%, 04/01/2025	10,000	11,886
Talen Energy Supply LLC, 7.63%, 06/01/2028(b)	18,000	19,429
	Principal Amount	Value
United States–(continued)
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.13%, 02/01/2025	$6,000	$6,170
5.88%, 04/15/2026	17,000	17,840
5.50%, 03/01/2030	3,000	3,192
4.88%, 02/01/2031(b)	3,000	3,135
Taylor Morrison Communities, Inc., 6.63%, 07/15/2027(b)	22,000	23,815
Tenneco, Inc., 5.00%, 07/15/2026	17,000	15,714
Titan International, Inc., 6.50%, 11/30/2023	55,000	52,038
Triumph Group, Inc., 7.75%, 08/15/2025	28,000	26,355
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	20,000	21,234
Waste Pro USA, Inc., 5.50%, 02/15/2026(b)	18,000	18,587
William Carter Co. (The),
5.50%, 05/15/2025(b)	2,000	2,129
5.63%, 03/15/2027(b)	8,000	8,465
Yum! Brands, Inc., 7.75%, 04/01/2025(b)	4,000	4,395
		4,155,738
Total U.S. Dollar Denominated Bonds & Notes (Cost $5,159,101)		5,494,946
U.S. Treasury Securities–0.26%
U.S. Treasury Inflation — Indexed Bonds–0.19%
0.75%, 07/15/2028	68,670(k)	81,485
U.S. Treasury Inflation — Indexed Notes–0.07%
0.13%, 01/15/2023	28,238(k)	29,422
Total U.S. Treasury Securities (Cost $96,908)		110,907
	Shares
Money Market Funds–30.30%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(l)(m)	2,507,601	2,507,601
Invesco Liquid Assets Portfolio, Institutional Class, 0.05%(l)(m)	1,882,426	1,883,179
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 0.05%(l)(m)	5,485,408	5,485,408
Invesco Treasury Portfolio, Institutional Class, 0.01%(l)(m)	2,865,830	2,865,830
Total Money Market Funds (Cost $12,741,350)		12,742,018
Options Purchased–3.94%
(Cost $1,675,557)(n)		1,656,446
TOTAL INVESTMENTS IN SECURITIES—90.31% (Cost $34,651,223)		37,973,025
OTHER ASSETS LESS LIABILITIES–9.69%		4,072,664
NET ASSETS–100.00%		$42,045,689
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
Conv.	– Convertible
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
NVDR	– Non-Voting Depositary Receipt
Pfd.	– Preferred
PIK	– Pay-in-Kind
RUB	– Russian Ruble
USD	– U.S. Dollar
ZAR	– South African Rand
Notes to Consolidated Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $6,320,602, which represented 15.03% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2021.
(f)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(g)	Step coupon bond. Rate shown is the rate in effect on January 31, 2021.
(h)	Non-income producing security.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(j)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at January 31, 2021 was $75,003, which represented less than 1% of the Fund’s Net Assets.
(k)	Principal amount of security and interest payments are adjusted for inflation.
(l)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,847,029	$2,180,265	$(2,519,693)	$-	$-	$2,507,601	$109
Invesco Liquid Assets Portfolio, Institutional Class	2,125,627	1,557,332	(1,799,780)	132	(132)	1,883,179	297
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class	6,509,172	883,824	(1,907,588)	-	-	5,485,408	1,099
Invesco Treasury Portfolio, Institutional Class	3,253,747	2,491,732	(2,879,649)	-	-	2,865,830	67
Total	$14,735,575	$7,113,153	$(9,106,710)	$132	$(132)	$12,742,018	$1,572

(m)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(n)	The table below details options purchased.

Open Over-The-Counter Index Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Exercise Price		Notional Value(b)		Value
Equity Risk
S&P 500 Index	Call	Barclays Bank PLC	03/19/2021	17	USD	3,925.00	USD	6,672,500	$59,330
S&P 500 Index	Call	Barclays Bank PLC	03/19/2021	35	USD	3,925.00	USD	13,737,500	122,149
S&P 500 Index	Call	Goldman Sachs International	04/16/2021	3	USD	4,130.00	USD	1,239,000	5,182
S&P 500 Index	Call	Goldman Sachs International	04/16/2021	3	USD	4,200.00	USD	1,260,000	2,613
Subtotal — Index Call Options Purchased				58					189,274
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Index Options Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Exercise Price		Notional Value(b)		Value
Equity Risk
FTSE China A50 Index	Put	Goldman Sachs International	12/30/2021	176	CNY	16,307.00	CNY	2,870,032	$28,786
FTSE China A50 Index	Put	Goldman Sachs International	12/30/2021	170	CNY	16,512.00	CNY	2,807,040	29,758
FTSE China A50 Index	Put	J.P. Morgan Chase Bank, N.A.	12/30/2021	167	CNY	16,120.00	CNY	2,692,040	25,657
FTSE China A50 Index	Put	J.P. Morgan Chase Bank, N.A.	12/30/2021	176	CNY	16,358.00	CNY	2,879,008	29,279
FTSE China A50 Index	Put	UBS AG	12/30/2021	176	CNY	16,290.00	CNY	2,867,040	28,624
FTSE China A50 Index	Put	UBS AG	12/30/2021	167	CNY	16,529.00	CNY	2,760,343	29,397
Subtotal — Index Put Options Purchased				1,032					171,501
Total Index Options Purchased				1,090					$360,775

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $280,000.
(b)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
EUR versus USD	Call	Goldman Sachs International	04/22/2021	USD	1.22	EUR	200,000	$ 799
USD versus CAD	Call	Goldman Sachs International	01/21/2022	CAD	1.33	USD	600,000	7,907
USD versus ZAR	Call	Goldman Sachs International	04/30/2021	ZAR	21.50	USD	119,772	67
USD versus ZAR	Call	UBS AG	04/30/2021	ZAR	21.50	USD	119,772	67
USD versus ZAR	Call	UBS AG	04/30/2021	ZAR	21.50	USD	244,149	136
Total Foreign Currency Options Purchased								$8,976

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $280,000.

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
10 Year Interest Rate Swap	Put	Bank of America, N.A.	1.63%	Pay	3 Month USD LIBOR	Quarterly	11/13/2030	USD	1,229,700	$97,036
10 Year Interest Rate Swap	Put	Bank of America, N.A.	1.67	Pay	3 Month USD LIBOR	Quarterly	11/18/2030	USD	1,229,700	94,960
10 Year Interest Rate Swap	Put	Bank of America, N.A.	1.62	Pay	3 Month USD LIBOR	Quarterly	11/18/2030	USD	1,229,700	97,493
10 Year Interest Rate Swap	Put	Bank of America, N.A.	1.61	Pay	3 Month USD LIBOR	Quarterly	11/18/2030	USD	1,229,700	98,549
10 Year Interest Rate Swap	Put	Bank of America, N.A.	1.53	Pay	3 Month USD LIBOR	Quarterly	11/25/2030	USD	1,229,700	102,918
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.05	Pay	3 Month USD LIBOR	Quarterly	07/17/2030	USD	1,410,000	156,234
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.58	Pay	3 Month USD LIBOR	Quarterly	11/29/2030	USD	1,573,000	128,009
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.72	Pay	3 Month USD LIBOR	Quarterly	12/02/2030	USD	2,358,500	176,018
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.63	Pay	3 Month USD LIBOR	Quarterly	12/02/2030	USD	2,359,500	186,240
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	1.35	Pay	3 Month USD LIBOR	Quarterly	09/23/2030	USD	805,000	75,034
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	1.37	Pay	3 Month USD LIBOR	Quarterly	09/23/2030	USD	805,000	74,204
5 Year Interest Rate Swap	Put	Barclays Bank PLC	1.59	Pay	3 Month USD LIBOR	Quarterly	02/04/2021	USD	154,000	0
Total Interest Rate Swaptions Purchased										$1,286,695

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $280,000.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Index Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Exercise Price		Premiums Received	Notional Value(b)		Value	Unrealized Appreciation (Depreciation)
Equity Risk
S&P 500 Index	Call	Barclays Bank PLC	03/19/2021	8	USD	3,810.00	$ (92,000)	USD	3,048,000	$(67,434)	$24,566
S&P 500 Index	Call	Barclays Bank PLC	03/19/2021	18	USD	3,810.00	(207,001)	USD	6,858,000	(151,727)	55,274
Subtotal— Index Call Options Written				26			(299,001)			(219,161)	79,840
Equity Risk
S&P 500 Index	Put	Barclays Bank PLC	02/19/2021	4	USD	3,430.00	(9,580)	USD	1,372,000	(12,023)	(2,443)
S&P 500 Index	Put	Barclays Bank PLC	02/19/2021	9	USD	3,430.00	(21,555)	USD	3,087,000	(27,051)	(5,496)
S&P 500 Index	Put	Goldman Sachs International	04/16/2021	1	USD	3,380.00	(7,265)	USD	338,000	(7,265)	0
S&P 500 Index	Put	Goldman Sachs International	04/16/2021	1	USD	3,440.00	(7,411)	USD	344,000	(10,067)	(2,656)
Subtotal— Index Put Options Written				15			(45,811)			(56,406)	(10,595)
Total — Index Options Written				41			$(344,812)			$(275,567)	$69,245

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $280,000.
(b)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Premiums Received	Notional Value		Value	Unrealized Appreciation
Currency Risk
USD versus CAD	Put	Goldman Sachs International	01/21/2022	CAD	1.20	$(5,238)	USD	600,000	$(3,700)	$1,538

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $280,000.

Open Over-The-Counter Interest Rate Swaptions Written(a)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
10 Year Interest Rate Swap	Put	Bank of America, N.A.	1.19%	3 Month USD LIBOR	Pay	Quarterly	11/16/2022	$(29,356)	USD	954,400	$(44,740)	$(15,384)
10 Year Interest Rate Swap	Put	Bank of America, N.A.	1.16	3 Month USD LIBOR	Pay	Quarterly	11/14/2022	(29,458)	USD	954,400	(46,077)	(16,619)
10 Year Interest Rate Swap	Put	Bank of America, N.A.	1.15	3 Month USD LIBOR	Pay	Quarterly	11/17/2022	(29,840)	USD	954,400	(47,183)	(17,343)
10 Year Interest Rate Swap	Put	Bank of America, N.A.	1.14	3 Month USD LIBOR	Pay	Quarterly	11/18/2022	(29,427)	USD	954,400	(47,808)	(18,381)
10 Year Interest Rate Swap	Put	Bank of America, N.A.	1.10	3 Month USD LIBOR	Pay	Quarterly	11/23/2022	(29,990)	USD	954,400	(50,131)	(20,141)
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.12	3 Month USD LIBOR	Pay	Quarterly	11/30/2022	(38,637)	USD	1,236,000	(63,854)	(25,217)
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.22	3 Month USD LIBOR	Pay	Quarterly	12/02/2022	(58,583)	USD	1,853,000	(84,689)	(26,106)
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	0.75	3 Month USD LIBOR	Pay	Quarterly	07/18/2022	(31,027)	USD	881,000	(61,897)	(30,870)
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.17	3 Month USD LIBOR	Pay	Quarterly	12/01/2022	(58,189)	USD	1,854,000	(90,744)	(32,555)
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	1.37	3 Month USD LIBOR	Pay	Quarterly	09/23/2030	(17,500)	USD	229,000	(21,109)	(3,609)
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	0.90	3 Month USD LIBOR	Pay	Quarterly	09/21/2022	(21,097)	USD	617,000	(38,721)	(17,624)
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	0.91	3 Month USD LIBOR	Pay	Quarterly	09/22/2022	(20,513)	USD	617,000	(38,239)	(17,726)
Total Open Over-The-Counter Interest Rate Swaptions Written								$(393,617)			$(635,192)	$(241,575)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $280,000.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
EURO STOXX 600 Index	2	March-2021	$75,398	$(2,834)	$(2,834)
EURO STOXX Mid Index	2	March-2021	57,098	1,273	1,273
FTSE UK Mid Cap Tradeable Plus Index	14	March-2021	843,423	(8,934)	(8,934)
Nikkei 225 Index	21	March-2021	2,769,726	119,420	119,420
S&P/ASX 200 Index	20	March-2021	2,499,480	(16,274)	(16,274)
Subtotal				92,651	92,651
Interest Rate Risk
Euro Bobl	5	March-2021	820,663	319	319
Euro-Bund	2	March-2021	430,203	822	822
Long Gilt	12	March-2021	2,204,353	(25,469)	(25,469)
Subtotal				(24,328)	(24,328)
Subtotal—Long Futures Contracts				68,323	68,323
Short Futures Contracts
Equity Risk
EURO STOXX 50 Index	75	March-2021	(3,165,544)	19,102	19,102
EURO STOXX 600 Index	88	March-2021	(2,104,343)	(10,805)	(10,805)
FTSE 100 Index	17	March-2021	(1,481,639)	56,034	56,034
MSCI AC Asia ex Japan Index	36	March-2021	(2,391,653)	(168,912)	(168,912)
MSCI World Index	24	March-2021	(1,912,560)	(29,681)	(29,681)
Subtotal				(134,262)	(134,262)
Interest Rate Risk
Euro-Schatz	78	March-2021	(10,631,859)	9,377	9,377
U.S. Treasury 10 Year Notes	3	March-2021	(411,094)	2,769	2,769
Subtotal				12,146	12,146
Subtotal—Short Futures Contracts				(122,116)	(122,116)
Total Futures Contracts				$(53,793)	$(53,793)

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America Investment Grade Index, Series 35, Version 1	Buy	(1.00)%	Quarterly	12/20/2025	0.560%	USD	6,705,000	$12,804	$13,879	$1,075
Markit iTraxx Europe Crossover Index, Series 34, Version 2	Buy	(5.00)	Quarterly	12/20/2025	2.678	EUR	24,666	(3,500)	(3,132)	368
Markit iTraxx Europe Index, Series 32, Version 1	Sell	1.00	Quarterly	12/20/2024	0.466	EUR	150,000	(477)	3,816	4,293
Markit CDX North America High Yield Index, Series 35, Version 1	Sell	5.00	Quarterly	12/20/2025	3.160	USD	3,508,000	50,039	182,085	132,046
Markit CDX North America Investment Grade Index, Series 35, Version 1	Sell	1.00	Quarterly	12/20/2025	0.560	USD	6,705,000	12,672	13,879	1,207
Markit iTraxx Europe Crossover Index, Series 34, Version 2	Sell	5.00	Quarterly	12/20/2025	2.678	EUR	674,875	15,539	16,143	604
Subtotal - Appreciation								87,077	226,670	139,593
Credit Risk
Markit CDX North America High Yield Index, Series 35, Version 1	Buy	(5.00)	Quarterly	12/20/2025	3.160	USD	2,963,000	(45,869)	(97,074)	(51,205)
Total Centrally Cleared Credit Default Swap Agreements								$41,208	$129,596	$88,388

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

(a)	Implied credit spreads represent the current level, as of January 31, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Centrally Cleared Interest Rate Swap Agreements
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	3 Month USD LIBOR	Quarterly	(0.56)%	Semi-Annually	03/17/2026	USD	566,621	$—	$282	$282
Pay	6 Month EUR LIBOR	Semi-Annually	0.45	Yearly	06/19/2040	EUR	144,000	—	405	405
Pay	6 Month EUR LIBOR	Semi-Annually	0.46	Yearly	06/19/2040	EUR	144,000	—	546	546
Receive	3 Month USD LIBOR	Quarterly	(0.55)	Semi-Annually	03/17/2026	USD	1,272,008	—	596	596
Receive	6 Month EUR LIBOR	Semi-Annually	(0.21)	Yearly	09/19/2050	EUR	122,000	—	598	598
Pay	28 Day MXN TIIE	28 Day	6.93	28 Day	06/16/2021	MXN	1,500,000	—	720	720
Receive	6 Month EUR LIBOR	Semi-Annually	(0.38)	Yearly	12/18/2040	EUR	129,375	—	865	865
Receive	6 Month EUR LIBOR	Semi-Annually	(0.37)	Yearly	12/18/2040	EUR	129,375	—	1,032	1,032
Receive	6 Month EUR LIBOR	Semi-Annually	(0.35)	Yearly	03/19/2041	EUR	134,320	—	1,397	1,397
Receive	6 Month EUR LIBOR	Semi-Annually	(0.33)	Yearly	12/18/2040	EUR	129,375	—	1,525	1,525
Receive	6 Month EUR LIBOR	Semi-Annually	(0.16)	Yearly	09/19/2050	EUR	122,000	—	1,616	1,616
Pay	6 Month EUR LIBOR	Semi-Annually	(0.11)	Yearly	01/02/2025	EUR	100,500	—	1,814	1,814
Receive	6 Month EUR LIBOR	Semi-Annually	(0.19)	Yearly	09/19/2050	EUR	244,000	—	1,870	1,870
Receive	6 Month JPY LIBOR	Semi-Annually	(0.59)	Semi-Annually	12/19/2050	JPY	8,941,000	—	1,882	1,882
Receive	6 Month EUR LIBOR	Semi-Annually	(0.20)	Yearly	09/19/2050	EUR	366,000	—	2,192	2,192
Pay	6 Month EUR LIBOR	Semi-Annually	(0.34)	Yearly	09/16/2025	EUR	350,000	—	2,288	2,288
Receive	6 Month EUR LIBOR	Semi-Annually	(0.35)	Yearly	12/18/2040	EUR	258,750	—	2,520	2,520
Receive	6 Month EUR LIBOR	Semi-Annually	(0.37)	Yearly	09/19/2040	EUR	322,428	—	2,559	2,559
Receive	6 Month EUR LIBOR	Semi-Annually	(0.10)	Yearly	03/19/2051	EUR	117,000	—	2,581	2,581
Pay	6 Month EUR LIBOR	Semi-Annually	(0.27)	Yearly	06/17/2025	EUR	273,000	—	2,855	2,855
Receive	6 Month EUR LIBOR	Semi-Annually	(0.36)	Yearly	09/19/2040	EUR	322,429	—	2,858	2,858
Receive	6 Month EUR LIBOR	Semi-Annually	(0.35)	Yearly	09/19/2040	EUR	322,428	—	3,255	3,255
Receive	6 Month EUR LIBOR	Semi-Annually	(0.36)	Yearly	12/18/2040	EUR	388,125	—	3,311	3,311
Receive	6 Month EUR LIBOR	Semi-Annually	(0.33)	Yearly	03/19/2041	EUR	268,680	—	3,373	3,373
Receive	6 Month EUR LIBOR	Semi-Annually	(0.18)	Yearly	09/19/2050	EUR	366,000	—	3,421	3,421
Receive	6 Month EUR LIBOR	Semi-Annually	(0.33)	Yearly	09/19/2040	EUR	322,429	—	3,869	3,869
Pay	6 Month EUR LIBOR	Semi-Annually	(0.19)	Yearly	06/17/2025	EUR	272,000	—	4,046	4,046
Pay	6 Month EUR LIBOR	Semi-Annually	(0.24)	Yearly	06/17/2025	EUR	346,000	—	4,226	4,226
Receive	6 Month EUR LIBOR	Semi-Annually	(0.09)	Yearly	03/19/2051	EUR	234,000	—	5,311	5,311
Receive	6 Month EUR LIBOR	Semi-Annually	(0.12)	Yearly	12/19/2050	EUR	281,200	—	5,345	5,345
Receive	6 Month EUR LIBOR	Semi-Annually	(0.34)	Yearly	12/18/2040	EUR	517,500	—	5,725	5,725
Receive	6 Month EUR LIBOR	Semi-Annually	(0.11)	Yearly	12/19/2050	EUR	281,200	—	5,855	5,855
Receive	6 Month JPY LIBOR	Semi-Annually	(0.53)	Semi-Annually	12/19/2050	JPY	21,102,000	—	6,206	6,206
Receive	6 Month EUR LIBOR	Semi-Annually	(0.29)	Yearly	12/18/2040	EUR	374,500	—	6,284	6,284
Receive	6 Month EUR LIBOR	Semi-Annually	(0.07)	Yearly	12/19/2050	EUR	281,200	—	7,731	7,731
Receive	6 Month EUR LIBOR	Semi-Annually	(0.04)	Yearly	12/19/2050	EUR	240,940	—	7,942	7,942
Receive	6 Month EUR LIBOR	Semi-Annually	(0.20)	Yearly	06/19/2040	EUR	283,550	—	7,982	7,982
Receive	6 Month EUR LIBOR	Semi-Annually	(0.17)	Yearly	06/19/2040	EUR	283,550	—	9,119	9,119
Receive	3 Month USD LIBOR	Quarterly	(1.28)	Semi-Annually	03/15/2033	USD	413,895	—	9,404	9,404
Receive	6 Month EUR LIBOR	Semi-Annually	(0.09)	Yearly	12/19/2050	EUR	421,800	—	10,327	10,327
Receive	6 Month EUR LIBOR	Semi-Annually	(0.34)	Yearly	09/19/2040	EUR	967,286	—	10,515	10,515
Receive	6 Month EUR LIBOR	Semi-Annually	(0.05)	Yearly	12/19/2050	EUR	340,060	—	10,560	10,560
Receive	6 Month EUR LIBOR	Semi-Annually	(0.32)	Yearly	12/18/2040	EUR	776,272	—	10,777	10,777
Receive	6 Month EUR LIBOR	Semi-Annually	(0.02)	Yearly	12/19/2050	EUR	301,040	—	11,011	11,011
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Centrally Cleared Interest Rate Swap Agreements—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.06)%	Yearly	12/19/2050	EUR	376,560	$—	$11,245	$11,245
Receive	6 Month EUR LIBOR	Semi-Annually	(0.08)	Yearly	12/19/2050	EUR	562,400	—	14,759	14,759
Receive	6 Month EUR LIBOR	Semi-Annually	(0.31)	Yearly	12/18/2040	EUR	1,035,068	—	14,948	14,948
Receive	6 Month EUR LIBOR	Semi-Annually	(0.30)	Yearly	12/18/2040	EUR	1,150,750	—	18,320	18,320
Receive	6 Month EUR LIBOR	Semi-Annually	(0.19)	Yearly	06/19/2040	EUR	5,103,900	—	150,439	150,439
Subtotal — Appreciation								—	398,307	398,307
Interest Rate Risk
Pay	3 Month USD LIBOR	Quarterly	1.64	Semi-Annually	12/18/2040	USD	4,400,000	—	(133,462)	(133,462)
Pay	3 Month USD LIBOR	Quarterly	1.58	Semi-Annually	12/18/2040	USD	1,436,263	—	(50,801)	(50,801)
Receive	6 Month EUR LIBOR	Semi-Annually	0.31	Yearly	09/18/2024	EUR	6,031,000	—	(49,880)	(49,880)
Pay	3 Month USD LIBOR	Quarterly	1.61	Semi-Annually	12/18/2040	USD	1,444,000	—	(47,551)	(47,551)
Pay	6 Month EUR LIBOR	Semi-Annually	0.29	Yearly	09/19/2040	EUR	2,189,000	—	(38,662)	(38,662)
Pay	6 Month JPY LIBOR	Semi-Annually	0.54	Semi-Annually	12/19/2050	JPY	121,628,470	—	(34,367)	(34,367)
Pay	3 Month USD LIBOR	Quarterly	1.53	Semi-Annually	12/18/2040	USD	722,000	—	(28,365)	(28,365)
Pay	3 Month USD LIBOR	Quarterly	1.55	Semi-Annually	12/18/2040	USD	722,000	—	(27,492)	(27,492)
Pay	3 Month USD LIBOR	Quarterly	1.60	Semi-Annually	12/18/2040	USD	722,000	—	(24,272)	(24,272)
Pay	3 Month USD LIBOR	Quarterly	1.62	Semi-Annually	12/18/2040	USD	722,000	—	(23,069)	(23,069)
Pay	3 Month USD LIBOR	Quarterly	1.63	Semi-Annually	12/18/2040	USD	722,000	—	(22,527)	(22,527)
Pay	6 Month JPY LIBOR	Semi-Annually	0.58	Semi-Annually	09/20/2050	JPY	96,693,600	—	(21,732)	(21,732)
Pay	3 Month USD LIBOR	Quarterly	1.65	Semi-Annually	12/18/2040	USD	722,000	—	(21,353)	(21,353)
Pay	6 Month EUR LIBOR	Semi-Annually	0.21	Yearly	09/19/2040	EUR	730,000	—	(19,763)	(19,763)
Pay	6 Month JPY LIBOR	Semi-Annually	0.55	Semi-Annually	12/19/2050	JPY	71,731,600	—	(19,501)	(19,501)
Pay	6 Month JPY LIBOR	Semi-Annually	0.59	Semi-Annually	12/19/2050	JPY	71,731,600	—	(15,550)	(15,550)
Pay	6 Month JPY LIBOR	Semi-Annually	0.52	Semi-Annually	12/19/2050	JPY	47,940,130	—	(14,769)	(14,769)
Receive	6 Month EUR LIBOR	Semi-Annually	0.13	Yearly	06/17/2025	EUR	780,000	—	(14,309)	(14,309)
Pay	6 Month EUR LIBOR	Semi-Annually	0.03	Yearly	12/19/2050	EUR	336,000	—	(11,995)	(11,995)
Pay	6 Month JPY LIBOR	Semi-Annually	0.51	Semi-Annually	12/19/2050	JPY	31,905,974	—	(10,315)	(10,315)
Pay	6 Month EUR LIBOR	Semi-Annually	0.24	Yearly	09/19/2040	EUR	408,000	—	(9,629)	(9,629)
Pay	3 Month USD LIBOR	Quarterly	1.71	Semi-Annually	12/18/2040	USD	350,909	—	(8,755)	(8,755)
Pay	6 Month JPY LIBOR	Semi-Annually	0.50	Semi-Annually	12/19/2050	JPY	26,423,026	—	(8,701)	(8,701)
Pay	6 Month EUR LIBOR	Semi-Annually	0.25	Yearly	12/18/2040	EUR	348,841	—	(7,752)	(7,752)
Pay	6 Month JPY LIBOR	Semi-Annually	0.60	Semi-Annually	12/19/2050	JPY	35,865,800	—	(7,275)	(7,275)
Pay	6 Month JPY LIBOR	Semi-Annually	0.61	Semi-Annually	09/20/2050	JPY	32,231,200	—	(6,173)	(6,173)
Receive	3 Month USD LIBOR	Quarterly	(1.57)	Semi-Annually	03/15/2033	USD	967,067	—	(4,775)	(4,775)
Pay	6 Month JPY LIBOR	Semi-Annually	0.56	Semi-Annually	09/20/2050	JPY	16,115,600	—	(4,040)	(4,040)
Pay	6 Month EUR LIBOR	Semi-Annually	0.26	Yearly	12/18/2040	EUR	174,159	—	(3,754)	(3,754)
Pay	6 Month EUR LIBOR	Semi-Annually	0.21	Yearly	12/18/2040	EUR	125,000	—	(3,371)	(3,371)
Receive	6 Month EUR LIBOR	Semi-Annually	0.40	Yearly	12/18/2024	EUR	755,000	—	(3,149)	(3,149)
Pay	6 Month EUR LIBOR	Semi-Annually	0.32	Yearly	06/19/2040	EUR	218,000	—	(2,946)	(2,946)
Pay	3 Month USD LIBOR	Quarterly	0.55	Semi-Annually	03/17/2026	USD	3,461,000	—	(2,930)	(2,930)
Pay	6 Month JPY LIBOR	Semi-Annually	0.63	Semi-Annually	09/20/2050	JPY	16,115,600	—	(2,604)	(2,604)
Pay	6 Month EUR LIBOR	Semi-Annually	(0.04)	Yearly	12/19/2050	EUR	53,000	—	(2,514)	(2,514)
Pay	6 Month EUR LIBOR	Semi-Annually	0.33	Yearly	09/19/2040	EUR	149,410	—	(1,784)	(1,784)
Pay	6 Month EUR LIBOR	Semi-Annually	0.34	Yearly	09/19/2040	EUR	149,410	—	(1,631)	(1,631)
Pay	6 Month JPY LIBOR	Semi-Annually	0.66	Semi-Annually	03/19/2051	JPY	13,513,000	—	(1,594)	(1,594)
Pay	6 Month JPY LIBOR	Semi-Annually	0.64	Semi-Annually	12/19/2050	JPY	10,063,000	—	(1,557)	(1,557)
Pay	6 Month EUR LIBOR	Semi-Annually	0.35	Yearly	09/19/2040	EUR	147,180	—	(1,434)	(1,434)
Pay	6 Month JPY LIBOR	Semi-Annually	0.67	Semi-Annually	03/19/2051	JPY	13,513,000	—	(1,397)	(1,397)
Pay	3 Month USD LIBOR	Quarterly	1.99	Semi-Annually	03/19/2041	USD	866,351	—	(668)	(668)
Receive	6 Month EUR LIBOR	Semi-Annually	0.43	Yearly	12/16/2025	EUR	514,000	—	(452)	(452)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Centrally Cleared Interest Rate Swap Agreements—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Receive	6 Month EUR LIBOR	Semi-Annually	0.47%	Yearly	09/18/2024	EUR	384,000	$—	$(395)	$(395)
Pay	6 Month EUR LIBOR	Semi-Annually	(0.48)	Yearly	12/16/2025	EUR	117,000	—	(217)	(217)
Receive	3 Month USD LIBOR	Quarterly	(0.57)	Semi-Annually	03/17/2026	USD	664,858	—	(197)	(197)
Subtotal — Depreciation								—	(719,429)	(719,429)
Total Centrally Cleared Interest Rate Swap Agreements								$—	$(321,122)	$(321,122)

Open Centrally Cleared Inflation Rate Swap Agreements
Pay/Receive	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	United Kingdom RPI	At Maturity	3.53%	At Maturity	12/15/2029	GBP	2,000,000	$—	$93,793	$93,793
Pay	United Kingdom RPI	At Maturity	3.63	At Maturity	01/15/2027	GBP	885,159	—	88,158	88,158
Pay	United Kingdom RPI	At Maturity	3.41	At Maturity	05/15/2027	GBP	1,022,000	—	64,832	64,832
Pay	United Kingdom RPI	At Maturity	3.64	At Maturity	01/15/2027	GBP	644,420	—	64,423	64,423
Pay	United Kingdom RPI	At Maturity	3.63	At Maturity	01/15/2027	GBP	644,421	—	63,819	63,819
Pay	United Kingdom RPI	At Maturity	3.25	At Maturity	07/15/2025	GBP	681,299	—	48,408	48,408
Pay	United Kingdom RPI	At Maturity	3.39	At Maturity	02/15/2028	GBP	499,000	—	13,689	13,689
Pay	United Kingdom RPI	At Maturity	3.53	At Maturity	09/15/2027	GBP	337,899	—	9,549	9,549
Pay	United Kingdom RPI	At Maturity	3.49	At Maturity	09/15/2027	GBP	383,598	—	9,384	9,384
Pay	United Kingdom RPI	At Maturity	3.52	At Maturity	09/15/2027	GBP	337,899	—	9,292	9,292
Pay	United Kingdom RPI	At Maturity	3.51	At Maturity	09/15/2027	GBP	337,899	—	9,056	9,056
Pay	United Kingdom RPI	At Maturity	3.51	At Maturity	09/15/2027	GBP	337,899	—	9,056	9,056
Pay	United Kingdom RPI	At Maturity	3.11	At Maturity	06/15/2026	GBP	1,196,950	—	8,858	8,858
Pay	United Kingdom RPI	At Maturity	3.53	At Maturity	12/15/2027	GBP	558,750	—	7,711	7,711
Pay	United Kingdom RPI	At Maturity	3.76	At Maturity	09/15/2029	GBP	71,000	—	7,185	7,185
Pay	United Kingdom RPI	At Maturity	3.76	At Maturity	09/15/2029	GBP	71,000	—	7,185	7,185
Pay	United Kingdom RPI	At Maturity	3.75	At Maturity	09/15/2029	GBP	71,000	—	7,099	7,099
Pay	United Kingdom RPI	At Maturity	3.73	At Maturity	09/15/2029	GBP	71,000	—	6,886	6,886
Pay	United Kingdom RPI	At Maturity	3.73	At Maturity	09/15/2029	GBP	71,000	—	6,827	6,827
Pay	United Kingdom RPI	At Maturity	3.73	At Maturity	09/15/2029	GBP	71,000	—	6,787	6,787
Pay	United Kingdom RPI	At Maturity	3.73	At Maturity	09/15/2029	GBP	71,000	—	6,760	6,760
Pay	United Kingdom RPI	At Maturity	3.71	At Maturity	09/15/2029	GBP	71,000	—	6,602	6,602
Pay	United Kingdom RPI	At Maturity	3.71	At Maturity	09/15/2029	GBP	71,000	—	6,588	6,588
Pay	United Kingdom RPI	At Maturity	3.51	At Maturity	09/15/2027	GBP	168,903	—	4,428	4,428
Pay	United Kingdom RPI	At Maturity	3.51	At Maturity	09/15/2027	GBP	168,903	—	4,388	4,388
Pay	United Kingdom RPI	At Maturity	3.49	At Maturity	11/15/2027	GBP	372,500	—	3,967	3,967
Pay	United Kingdom RPI	At Maturity	3.45	At Maturity	11/15/2027	GBP	372,500	—	2,275	2,275
Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.59	At Maturity	01/15/2051	EUR	135,000	—	1,939	1,939
Pay	United Kingdom RPI	At Maturity	3.47	At Maturity	11/15/2027	GBP	186,250	—	1,723	1,723
Pay	United Kingdom RPI	At Maturity	3.45	At Maturity	11/15/2027	GBP	155,000	—	956	956
Pay	United Kingdom RPI	At Maturity	3.44	At Maturity	11/15/2027	GBP	155,000	—	865	865
Pay	United Kingdom RPI	At Maturity	3.44	At Maturity	11/15/2027	GBP	155,000	—	865	865
Pay	United Kingdom RPI	At Maturity	3.44	At Maturity	11/15/2027	GBP	155,000	—	838	838
Pay	United Kingdom RPI	At Maturity	3.44	At Maturity	11/15/2027	GBP	155,000	—	820	820
Pay	United Kingdom RPI	At Maturity	3.44	At Maturity	11/15/2027	GBP	155,000	—	784	784
Pay	United Kingdom RPI	At Maturity	3.44	At Maturity	11/15/2027	GBP	155,000	—	748	748
Pay	United States CPI Urban Consumers NSA	At Maturity	2.35	At Maturity	02/02/2031	USD	311,896	—	728	728
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Centrally Cleared Inflation Rate Swap Agreements—(continued)
Pay/Receive	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Pay	United Kingdom RPI	At Maturity	3.43%	At Maturity	11/15/2027	GBP	155,000	$—	$694	$694
Pay	United Kingdom RPI	At Maturity	3.43	At Maturity	11/15/2027	GBP	155,000	—	676	676
Pay	United Kingdom RPI	At Maturity	3.43	At Maturity	11/15/2027	GBP	155,000	—	658	658
Pay	United Kingdom RPI	At Maturity	3.43	At Maturity	11/15/2027	GBP	155,000	—	658	658
Pay	United Kingdom RPI	At Maturity	3.43	At Maturity	11/15/2027	GBP	155,000	—	640	640
Pay	United Kingdom RPI	At Maturity	3.43	At Maturity	11/15/2027	GBP	155,000	—	613	613
Pay	United Kingdom RPI	At Maturity	3.43	At Maturity	11/15/2027	GBP	155,000	—	604	604
Pay	United Kingdom RPI	At Maturity	3.43	At Maturity	11/15/2027	GBP	155,000	—	568	568
Pay	United Kingdom RPI	At Maturity	3.43	At Maturity	11/15/2027	GBP	155,000	—	568	568
Pay	United Kingdom RPI	At Maturity	3.43	At Maturity	11/15/2027	GBP	155,000	—	568	568
Pay	United Kingdom RPI	At Maturity	3.42	At Maturity	11/15/2027	GBP	155,000	—	460	460
Pay	United Kingdom RPI	At Maturity	3.42	At Maturity	11/15/2027	GBP	155,000	—	424	424
Pay	United Kingdom RPI	At Maturity	3.42	At Maturity	11/15/2027	GBP	155,000	—	424	424
Pay	United Kingdom RPI	At Maturity	3.42	At Maturity	11/15/2027	GBP	155,000	—	415	415
Pay	United Kingdom RPI	At Maturity	3.42	At Maturity	11/15/2027	GBP	155,000	—	388	388
Pay	United Kingdom RPI	At Maturity	3.42	At Maturity	11/15/2027	GBP	155,000	—	370	370
Pay	United Kingdom RPI	At Maturity	3.41	At Maturity	11/15/2027	GBP	155,000	—	208	208
Pay	United Kingdom RPI	At Maturity	3.41	At Maturity	11/15/2027	GBP	155,000	—	208	208
Pay	United Kingdom RPI	At Maturity	3.40	At Maturity	11/15/2027	GBP	155,000	—	172	172
Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.36	At Maturity	01/15/2036	EUR	49,250	—	97	97
Pay	United Kingdom RPI	At Maturity	3.40	At Maturity	11/15/2027	GBP	155,000	—	73	73
Receive	United States CPI Urban Consumers NSA	At Maturity	(1.85)	At Maturity	09/24/2030	USD	346,750	—	19,329	19,329
Receive	United States CPI Urban Consumers NSA	At Maturity	(1.87)	At Maturity	09/24/2030	USD	346,750	—	18,859	18,859
Receive	United States CPI Urban Consumers NSA	At Maturity	(1.88)	At Maturity	09/23/2030	USD	346,750	—	18,536	18,536
Receive	United States CPI Urban Consumers NSA	At Maturity	(1.88)	At Maturity	09/23/2030	USD	346,750	—	18,348	18,348
Receive	United States CPI Urban Consumers NSA	At Maturity	(1.99)	At Maturity	09/14/2030	USD	425,611	—	18,268	18,268
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	(1.13)	At Maturity	11/15/2035	EUR	338,700	—	15,307	15,307
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	(1.06)	At Maturity	10/15/2035	EUR	286,440	—	14,411	14,411
Receive	United States CPI Urban Consumers NSA	At Maturity	(1.92)	At Maturity	09/08/2030	USD	232,269	—	11,757	11,757
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	(1.18)	At Maturity	11/15/2035	EUR	338,700	—	11,534	11,534
Receive	United States CPI Urban Consumers NSA	At Maturity	(1.93)	At Maturity	09/10/2030	USD	232,268	—	11,454	11,454
Receive	United States CPI Urban Consumers NSA	At Maturity	(1.93)	At Maturity	09/10/2030	USD	232,269	—	11,391	11,391
Receive	United States CPI Urban Consumers NSA	At Maturity	(1.94)	At Maturity	09/08/2030	USD	232,269	—	11,238	11,238
Receive	United States CPI Urban Consumers NSA	At Maturity	(1.94)	At Maturity	09/10/2030	USD	232,269	—	11,233	11,233
Receive	United States CPI Urban Consumers NSA	At Maturity	(1.94)	At Maturity	09/10/2030	USD	232,269	—	11,233	11,233
Receive	United States CPI Urban Consumers NSA	At Maturity	(1.96)	At Maturity	09/08/2030	USD	232,269	—	10,901	10,901
Receive	United States CPI Urban Consumers NSA	At Maturity	(1.96)	At Maturity	09/08/2030	USD	232,269	—	10,819	10,819
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Centrally Cleared Inflation Rate Swap Agreements—(continued)
Pay/Receive	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Receive	United States CPI Urban Consumers NSA	At Maturity	(1.96)%	At Maturity	09/08/2030	USD	232,269	$—	$10,743	$10,743
Receive	United States CPI Urban Consumers NSA	At Maturity	(1.96)	At Maturity	09/11/2030	USD	232,268	—	10,627	10,627
Receive	United States CPI Urban Consumers NSA	At Maturity	(1.98)	At Maturity	09/04/2030	USD	232,269	—	10,361	10,361
Receive	United States CPI Urban Consumers NSA	At Maturity	(1.98)	At Maturity	09/11/2030	USD	232,269	—	10,309	10,309
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	(1.07)	At Maturity	10/15/2035	EUR	218,240	—	10,278	10,278
Receive	United States CPI Urban Consumers NSA	At Maturity	(1.96)	At Maturity	11/25/2030	USD	232,820	—	9,691	9,691
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	(1.06)	At Maturity	10/15/2035	EUR	190,960	—	9,634	9,634
Receive	United States CPI Urban Consumers NSA	At Maturity	(2.00)	At Maturity	09/14/2030	USD	232,269	—	9,619	9,619
Receive	United States CPI Urban Consumers NSA	At Maturity	(1.97)	At Maturity	11/23/2030	USD	232,820	—	9,525	9,525
Receive	United States CPI Urban Consumers NSA	At Maturity	(1.97)	At Maturity	11/23/2030	USD	232,820	—	9,525	9,525
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	(1.15)	At Maturity	11/15/2035	EUR	225,800	—	9,515	9,515
Receive	United States CPI Urban Consumers NSA	At Maturity	(2.02)	At Maturity	09/03/2030	USD	231,625	—	9,498	9,498
Receive	United States CPI Urban Consumers NSA	At Maturity	(1.97)	At Maturity	11/20/2030	USD	232,820	—	9,433	9,433
Receive	United States CPI Urban Consumers NSA	At Maturity	(1.97)	At Maturity	11/25/2030	USD	232,820	—	9,374	9,374
Receive	United States CPI Urban Consumers NSA	At Maturity	(1.97)	At Maturity	11/20/2030	USD	232,820	—	9,369	9,369
Receive	United States CPI Urban Consumers NSA	At Maturity	(1.97)	At Maturity	11/24/2030	USD	232,820	—	9,354	9,354
Receive	United States CPI Urban Consumers NSA	At Maturity	(1.97)	At Maturity	11/24/2030	USD	232,820	—	9,291	9,291
Receive	United States CPI Urban Consumers NSA	At Maturity	(2.03)	At Maturity	09/04/2030	USD	232,269	—	9,277	9,277
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	(1.07)	At Maturity	10/15/2035	EUR	190,960	—	9,218	9,218
Receive	United States CPI Urban Consumers NSA	At Maturity	(1.98)	At Maturity	11/19/2030	USD	232,820	—	9,178	9,178
Receive	United States CPI Urban Consumers NSA	At Maturity	(1.98)	At Maturity	11/19/2030	USD	232,820	—	9,146	9,146
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	(1.16)	At Maturity	11/15/2035	EUR	225,800	—	8,996	8,996
Receive	United States CPI Urban Consumers NSA	At Maturity	(1.99)	At Maturity	11/27/2030	USD	232,843	—	8,995	8,995
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	(1.16)	At Maturity	11/15/2035	EUR	225,800	—	8,937	8,937
Receive	United States CPI Urban Consumers NSA	At Maturity	(1.99)	At Maturity	11/27/2030	USD	232,843	—	8,932	8,932
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	(1.16)	At Maturity	11/15/2035	EUR	225,800	—	8,844	8,844
Receive	United States CPI Urban Consumers NSA	At Maturity	(1.99)	At Maturity	11/17/2030	USD	232,820	—	8,808	8,808
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	(1.51)	At Maturity	12/15/2050	EUR	294,000	—	8,712	8,712
Receive	United States CPI Urban Consumers NSA	At Maturity	(2.00)	At Maturity	11/17/2030	USD	232,820	—	8,617	8,617
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Centrally Cleared Inflation Rate Swap Agreements—(continued)
Pay/Receive	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	(1.17)%	At Maturity	11/15/2035	EUR	225,800	$—	$8,422	$8,422
Receive	United States CPI Urban Consumers NSA	At Maturity	(2.02)	At Maturity	11/30/2030	USD	232,843	—	8,126	8,126
Receive	United States CPI Urban Consumers NSA	At Maturity	(2.04)	At Maturity	12/02/2030	USD	211,285	—	6,990	6,990
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	(1.34)	At Maturity	10/15/2050	EUR	64,000	—	6,484	6,484
Receive	United States CPI Urban Consumers NSA	At Maturity	(2.07)	At Maturity	12/03/2030	USD	211,285	—	6,274	6,274
Receive	United States CPI Urban Consumers NSA	At Maturity	(2.12)	At Maturity	11/18/2030	USD	232,820	—	5,663	5,663
Receive	United States CPI Urban Consumers NSA	At Maturity	(2.10)	At Maturity	12/04/2030	USD	211,430	—	5,648	5,648
Receive	United States CPI Urban Consumers NSA	At Maturity	(2.12)	At Maturity	11/18/2030	USD	232,820	—	5,598	5,598
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	(1.13)	At Maturity	11/15/2035	EUR	112,900	—	5,111	5,111
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	(1.05)	At Maturity	10/15/2035	EUR	95,480	—	5,034	5,034
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	(1.06)	At Maturity	09/15/2035	EUR	95,480	—	4,759	4,759
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	(1.06)	At Maturity	09/15/2035	EUR	95,480	—	4,734	4,734
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	(1.06)	At Maturity	09/15/2035	EUR	95,480	—	4,708	4,708
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	(1.07)	At Maturity	09/15/2035	EUR	95,480	—	4,554	4,554
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	(1.20)	At Maturity	11/15/2035	EUR	127,000	—	3,823	3,823
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	(1.20)	At Maturity	11/15/2035	EUR	111,771	—	3,296	3,296
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	(1.54)	At Maturity	01/15/2051	EUR	95,400	—	1,361	1,361
Receive	United Kingdom RPI	At Maturity	(3.30)	At Maturity	06/15/2028	GBP	462,000	—	493	493
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	(1.56)	At Maturity	01/15/2051	EUR	47,700	—	135	135
Subtotal — Appreciation								—	1,186,394	1,186,394
Interest Rate Risk
Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.35	At Maturity	01/15/2036	EUR	49,250	—	(41)	(41)
Pay	United Kingdom RPI	At Maturity	3.39	At Maturity	11/15/2027	GBP	155,000	—	(44)	(44)
Pay	United States CPI Urban Consumers NSA	At Maturity	2.33	At Maturity	02/02/2031	USD	311,896	—	(192)	(192)
Pay	United States CPI Urban Consumers NSA	At Maturity	2.32	At Maturity	02/01/2031	USD	284,824	—	(410)	(410)
Pay	United Kingdom RPI	At Maturity	3.37	At Maturity	11/15/2027	GBP	155,000	—	(466)	(466)
Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.33	At Maturity	01/15/2036	EUR	98,500	—	(493)	(493)
Pay	United States CPI Urban Consumers NSA	At Maturity	2.31	At Maturity	02/01/2031	USD	265,812	—	(651)	(651)
Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.08	At Maturity	11/15/2035	EUR	49,000	—	(2,791)	(2,791)
Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.28	At Maturity	12/15/2035	EUR	207,000	—	(3,241)	(3,241)
Pay	United Kingdom RPI	At Maturity	3.15	At Maturity	03/15/2028	GBP	936,000	—	(4,327)	(4,327)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Centrally Cleared Inflation Rate Swap Agreements—(continued)
Pay/Receive	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.42%	At Maturity	11/15/2050	EUR	106,000	$—	$(7,636)	$(7,636)
Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.41	At Maturity	11/15/2050	EUR	111,127	—	(8,607)	(8,607)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.93	At Maturity	11/18/2025	USD	498,283	—	(9,480)	(9,480)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.93	At Maturity	11/18/2025	USD	498,283	—	(9,480)	(9,480)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.90	At Maturity	12/04/2025	USD	464,286	—	(9,654)	(9,654)
Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.34	At Maturity	09/15/2050	EUR	95,620	—	(9,809)	(9,809)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.87	At Maturity	12/03/2025	USD	464,357	—	(10,376)	(10,376)
Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.33	At Maturity	09/15/2050	EUR	95,620	—	(10,571)	(10,571)
Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.32	At Maturity	09/15/2050	EUR	95,620	—	(10,682)	(10,682)
Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.32	At Maturity	09/15/2050	EUR	95,620	—	(10,697)	(10,697)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.84	At Maturity	12/02/2025	USD	464,357	—	(11,095)	(11,095)
Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.37	At Maturity	11/15/2050	EUR	112,250	—	(11,124)	(11,124)
Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.31	At Maturity	10/15/2050	EUR	95,620	—	(11,486)	(11,486)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.83	At Maturity	11/30/2025	USD	496,412	—	(12,047)	(12,047)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.82	At Maturity	11/17/2025	USD	498,283	—	(12,386)	(12,386)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.82	At Maturity	11/17/2025	USD	498,283	—	(12,386)	(12,386)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.80	At Maturity	11/27/2025	USD	496,412	—	(12,911)	(12,911)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.80	At Maturity	11/27/2025	USD	496,412	—	(12,911)	(12,911)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.89	At Maturity	09/04/2025	USD	493,784	—	(13,142)	(13,142)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.89	At Maturity	09/03/2025	USD	492,175	—	(13,159)	(13,159)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.79	At Maturity	11/19/2025	USD	498,283	—	(13,312)	(13,312)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.79	At Maturity	11/19/2025	USD	498,284	—	(13,312)	(13,312)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.79	At Maturity	11/20/2025	USD	498,283	—	(13,314)	(13,314)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.79	At Maturity	11/20/2025	USD	498,284	—	(13,314)	(13,314)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.79	At Maturity	11/24/2025	USD	498,283	—	(13,322)	(13,322)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.79	At Maturity	11/24/2025	USD	498,283	—	(13,322)	(13,322)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.78	At Maturity	11/25/2025	USD	498,283	—	(13,455)	(13,455)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.78	At Maturity	11/23/2025	USD	498,283	—	(13,479)	(13,479)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.78	At Maturity	11/23/2025	USD	498,284	—	(13,479)	(13,479)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Centrally Cleared Inflation Rate Swap Agreements—(continued)
Pay/Receive	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.77%	At Maturity	11/25/2025	USD	498,284	$—	$(13,718)	$(13,718)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.83	At Maturity	09/14/2025	USD	493,783	—	(14,037)	(14,037)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.85	At Maturity	09/04/2025	USD	493,784	—	(14,191)	(14,191)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.81	At Maturity	09/11/2025	USD	493,784	—	(14,752)	(14,752)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.81	At Maturity	09/08/2025	USD	493,784	—	(14,965)	(14,965)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.80	At Maturity	09/11/2025	USD	493,783	—	(15,013)	(15,013)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.81	At Maturity	09/08/2025	USD	493,784	—	(15,096)	(15,096)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.80	At Maturity	09/08/2025	USD	493,784	—	(15,174)	(15,174)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.78	At Maturity	09/10/2025	USD	493,784	—	(15,640)	(15,640)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.78	At Maturity	09/08/2025	USD	493,784	—	(15,671)	(15,671)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.78	At Maturity	09/10/2025	USD	493,783	—	(15,738)	(15,738)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.77	At Maturity	09/10/2025	USD	493,784	—	(15,803)	(15,803)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.77	At Maturity	09/10/2025	USD	493,783	—	(15,869)	(15,869)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.78	At Maturity	09/08/2025	USD	493,784	—	(15,880)	(15,880)
Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.42	At Maturity	11/15/2050	EUR	224,500	—	(16,473)	(16,473)
Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.42	At Maturity	11/15/2050	EUR	224,500	—	(16,558)	(16,558)
Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.41	At Maturity	11/15/2050	EUR	224,500	—	(18,157)	(18,157)
Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.39	At Maturity	11/15/2050	EUR	224,500	—	(19,822)	(19,822)
Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.32	At Maturity	10/15/2050	EUR	191,240	—	(21,431)	(21,431)
Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.38	At Maturity	11/15/2050	EUR	224,500	—	(21,565)	(21,565)
Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.31	At Maturity	10/15/2050	EUR	191,240	—	(22,417)	(22,417)
Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.33	At Maturity	10/15/2050	EUR	218,560	—	(23,601)	(23,601)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.73	At Maturity	09/23/2025	USD	744,382	—	(24,109)	(24,109)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.72	At Maturity	09/23/2025	USD	744,382	—	(24,698)	(24,698)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.70	At Maturity	09/24/2025	USD	744,383	—	(25,132)	(25,132)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.68	At Maturity	09/24/2025	USD	743,853	—	(25,849)	(25,849)
Pay	United States CPI Urban Consumers NSA	At Maturity	1.80	At Maturity	09/14/2025	USD	896,853	—	(26,921)	(26,921)
Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.40	At Maturity	11/15/2050	EUR	336,750	—	(29,132)	(29,132)
Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.31	At Maturity	10/15/2050	EUR	286,860	—	(33,373)	(33,373)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Centrally Cleared Inflation Rate Swap Agreements—(continued)
Pay/Receive	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.36%	At Maturity	11/15/2050	EUR	336,750	$—	$(35,475)	$(35,475)
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	(1.57)	At Maturity	01/15/2051	EUR	47,700	—	(169)	(169)
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	(1.37)	At Maturity	01/15/2036	EUR	89,000	—	(248)	(248)
Receive	United Kingdom RPI	At Maturity	(3.43)	At Maturity	07/15/2028	GBP	584,000	—	(4,047)	(4,047)
Receive	United Kingdom RPI	At Maturity	(3.41)	At Maturity	08/15/2027	GBP	774,000	—	(5,642)	(5,642)
Receive	United Kingdom RPI	At Maturity	(3.41)	At Maturity	06/15/2028	GBP	499,000	—	(6,895)	(6,895)
Receive	United Kingdom RPI	At Maturity	(3.47)	At Maturity	12/15/2027	GBP	314,000	—	(13,662)	(13,662)
Receive	United Kingdom RPI	At Maturity	(3.35)	At Maturity	03/15/2028	GBP	1,173,000	—	(26,820)	(26,820)
Subtotal — Depreciation								—	(1,006,347)	(1,006,347)
Total — Centrally Cleared Inflation Swap Agreements								$—	$180,047	$180,047

Open Over-The-Counter Variance Swap Agreements(a)
Counterparty	Reference Entity	Pay/ Receive Variance	Volatility Strike Rate	Payment Frequency	Maturity Date	Notional Value		Unrealized Appreciation (Depreciation)
Equity Risk
Goldman Sachs International	Russell 2000 Index	Receive	33.00%	At Maturity	12/17/2021	USD	1,282	$6,326
Goldman Sachs International	Russell 2000 Index	Receive	33.56	At Maturity	12/17/2021	USD	333	537
Goldman Sachs International	S&P 500 Index	Pay	29.86	At Maturity	12/17/2021	USD	338	396
Merrill Lynch International	Russell 2000 Index	Receive	32.25	At Maturity	12/17/2021	USD	1,282	7,448
Merrill Lynch International	Russell 2000 Index	Receive	32.90	At Maturity	12/17/2021	USD	1,282	6,474
Merrill Lynch International	Russell 2000 Index	Receive	33.25	At Maturity	12/17/2021	USD	1,282	5,962
Societe Generale	Russell 2000 Index	Receive	33.60	At Maturity	12/17/2021	USD	588	1,174
Societe Generale	Russell 2000 Index	Receive	34.25	At Maturity	12/17/2021	USD	586	556
Societe Generale	S&P 500 Index	Pay	32.85	At Maturity	12/17/2021	USD	338	1,302
Societe Generale	S&P 500 Index	Pay	30.50	At Maturity	12/17/2021	USD	686	1,192
Societe Generale	S&P 500 Index	Pay	30.60	At Maturity	12/17/2021	USD	569	814
Societe Generale	S&P 500 Index	Pay	31.00	At Maturity	12/17/2021	USD	338	708
Subtotal — Appreciation								32,889
Equity Risk
Goldman Sachs International	S&P 500 Index	Pay	29.20	At Maturity	12/17/2021	USD	1,282	(2,471)
Merrill Lynch International	S&P 500 Index	Pay	29.00	At Maturity	12/17/2021	USD	1,282	(2,745)
Merrill Lynch International	S&P 500 Index	Pay	29.25	At Maturity	12/17/2021	USD	1,282	(2,403)
Merrill Lynch International	S&P 500 Index	Pay	29.50	At Maturity	12/17/2021	USD	1,282	(2,064)
Societe Generale	Russell 2000 Index	Receive	35.35	At Maturity	12/17/2021	USD	333	(96)
Societe Generale	Russell 2000 Index	Receive	37.25	At Maturity	12/17/2021	USD	333	(707)
Subtotal — Depreciation								(10,486)
Total — Variance Swap Agreements								$22,403

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $280,000.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Volatility Swap Agreements(a)
Counterparty	Reference Entity	Pay/ Receive Variance	Volatility Strike Rate	Payment Frequency	Maturity Date	Notional Value		Unrealized Appreciation (Depreciation)
Currency Risk
Barclays Bank PLC	EUR/USD	Receive	6.45%	At Maturity	12/14/2022	EUR	7,698	$5,218
BNP Paribas S.A.	EUR/USD	Pay	7.63	At Maturity	12/14/2022	EUR	4,334	5,290
BNP Paribas S.A.	EUR/USD	Receive	6.75	At Maturity	12/14/2022	EUR	7,965	2,559
BNP Paribas S.A.	USD/JPY	Receive	7.25	At Maturity	01/23/2023	USD	6,316	1,728
BNP Paribas S.A.	USD/JPY	Receive	7.33	At Maturity	01/23/2023	USD	12,985	3,119
BNP Paribas S.A.	USD/JPY	Receive	7.40	At Maturity	01/23/2023	USD	6,316	951
J.P. Morgan Chase Bank, N.A.	EUR/USD	Receive	5.98	At Maturity	12/14/2022	EUR	3,746	5,256
J.P. Morgan Chase Bank, N.A.	EUR/USD	Receive	6.31	At Maturity	12/14/2022	EUR	8,559	8,703
Morgan Stanley and Co. International PLC	EUR/USD	Pay	9.40	At Maturity	12/14/2022	EUR	4,645	15,199
Morgan Stanley and Co. International PLC	EUR/USD	Receive	6.50	At Maturity	12/14/2022	EUR	4,280	3,447
Morgan Stanley and Co. International PLC	EUR/USD	Receive	7.00	At Maturity	12/14/2022	EUR	23,893	679
Morgan Stanley and Co. International PLC	USD/JPY	Pay	7.60	At Maturity	01/23/2023	USD	2,808	2,010
Societe Generale	EUR/USD	Receive	6.50	At Maturity	12/14/2022	EUR	8,340	5,167
Societe Generale	EUR/USD	Receive	6.80	At Maturity	12/14/2022	EUR	4,673	1,257
Subtotal — Appreciation								60,583
Currency Risk
Barclays Bank PLC	EUR/USD	Receive	6.58	At Maturity	11/16/2021	EUR	1,851	(1,231)
Barclays Bank PLC	EUR/USD	Receive	6.68	At Maturity	11/16/2021	EUR	1,851	(1,423)
Barclays Bank PLC	EUR/USD	Receive	6.68	At Maturity	11/16/2021	EUR	1,851	(1,454)
BNP Paribas S.A.	EUR/USD	Pay	6.70	At Maturity	12/14/2022	EUR	2,778	(1,149)
BNP Paribas S.A.	EUR/USD	Receive	7.85	At Maturity	11/13/2023	EUR	8,119	(10,106)
BNP Paribas S.A.	USD/JPY	Receive	7.98	At Maturity	06/10/2021	USD	6,404	(11,675)
BNP Paribas S.A.	USD/JPY	Receive	8.08	At Maturity	06/10/2021	USD	6,404	(12,390)
BNP Paribas S.A.	USD/JPY	Receive	8.05	At Maturity	07/07/2021	USD	7,643	(14,296)
BNP Paribas S.A.	USD/JPY	Receive	7.80	At Maturity	11/13/2023	USD	1,505	(1,247)
BNP Paribas S.A.	USD/JPY	Receive	7.85	At Maturity	11/13/2023	USD	1,505	(1,310)
BNP Paribas S.A.	USD/JPY	Receive	7.95	At Maturity	01/10/2024	USD	1,567	(1,440)
BNP Paribas S.A.	USD/JPY	Receive	7.95	At Maturity	01/10/2024	USD	1,567	(1,440)
BNP Paribas S.A.	USD/JPY	Receive	7.95	At Maturity	01/10/2024	USD	3,134	(2,881)
Citibank, N.A.	EUR/USD	Receive	7.50	At Maturity	11/13/2023	EUR	8,118	(6,629)
Goldman Sachs International	EUR/USD	Receive	7.19	At Maturity	06/10/2021	EUR	4,994	(4,850)
Goldman Sachs International	EUR/USD	Receive	7.74	At Maturity	06/10/2021	EUR	4,994	(8,680)
Goldman Sachs International	EUR/USD	Receive	7.18	At Maturity	11/05/2021	EUR	2,303	(3,327)
Goldman Sachs International	USD/JPY	Receive	7.60	At Maturity	11/13/2023	USD	1,148	(756)
Goldman Sachs International	USD/JPY	Receive	7.68	At Maturity	11/13/2023	USD	1,148	(837)
Goldman Sachs International	USD/JPY	Receive	7.73	At Maturity	11/13/2023	USD	1,466	(1,117)
Goldman Sachs International	USD/JPY	Receive	7.80	At Maturity	11/13/2023	USD	1,466	(1,236)
Goldman Sachs International	USD/JPY	Receive	7.85	At Maturity	11/13/2023	USD	1,466	(1,311)
Goldman Sachs International	USD/JPY	Receive	7.90	At Maturity	11/13/2023	USD	1,505	(1,397)
Goldman Sachs International	USD/JPY	Receive	7.85	At Maturity	01/10/2024	USD	3,103	(2,457)
Goldman Sachs International	USD/JPY	Receive	7.95	At Maturity	01/10/2024	USD	3,103	(2,810)
J.P. Morgan Chase Bank, N.A.	USD/JPY	Receive	8.74	At Maturity	01/23/2023	USD	3,734	(7,203)
J.P. Morgan Chase Bank, N.A.	USD/JPY	Receive	8.93	At Maturity	01/23/2023	USD	3,734	(7,879)
J.P. Morgan Chase Bank, N.A.	USD/JPY	Receive	9.00	At Maturity	01/23/2023	USD	3,734	(7,977)
J.P. Morgan Chase Bank, N.A.	USD/JPY	Receive	9.10	At Maturity	01/23/2023	USD	3,734	(8,424)
J.P. Morgan Chase Bank, N.A.	USD/JPY	Receive	9.14	At Maturity	01/23/2023	USD	3,734	(8,565)
Morgan Stanley and Co. International PLC	EUR/USD	Receive	6.70	At Maturity	11/16/2021	EUR	1,851	(1,486)
Morgan Stanley and Co. International PLC	USD/JPY	Receive	8.00	At Maturity	01/23/2023	USD	3,160	(3,574)
Morgan Stanley and Co. International PLC	USD/JPY	Receive	7.80	At Maturity	11/13/2023	USD	1,148	(977)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Volatility Swap Agreements(a)—(continued)
Counterparty	Reference Entity	Pay/ Receive Variance	Volatility Strike Rate	Payment Frequency	Maturity Date	Notional Value		Unrealized Appreciation (Depreciation)
Morgan Stanley and Co. International PLC	USD/JPY	Receive	7.80%	At Maturity	11/13/2023	USD	1,148	$(980)
UBS AG	USD/JPY	Receive	7.08	At Maturity	11/16/2021	USD	2,188	(1,585)
UBS AG	USD/JPY	Receive	7.23	At Maturity	11/16/2021	USD	2,189	(1,941)
UBS AG	USD/JPY	Receive	7.30	At Maturity	11/16/2021	USD	2,188	(2,067)
UBS AG	USD/JPY	Receive	7.33	At Maturity	11/16/2021	USD	2,188	(2,145)
Subtotal — Depreciation								(152,252)
Total — Volatility Swap Agreements								$(91,669)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $280,000.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
BNP Paribas S.A.	Receive	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.15%	Monthly	1,458	June—2021	$284,030	$—	$(102)	$(102)
BNP Paribas S.A.	Receive	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.15	Monthly	1,620	June—2021	315,589	—	(113)	(113)
BNP Paribas S.A.	Receive	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.15	Monthly	1,800	June—2021	350,654	—	(126)	(126)
BNP Paribas S.A.	Receive	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.15	Monthly	2,396	June—2021	466,760	—	(167)	(167)
BNP Paribas S.A.	Receive	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.15	Monthly	2,397	June—2021	466,955	—	(168)	(168)
BNP Paribas S.A.	Receive	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.15	Monthly	2,570	June—2021	500,657	—	(179)	(179)
BNP Paribas S.A.	Receive	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.15	Monthly	2,569	June—2021	500,462	—	(179)	(179)
BNP Paribas S.A.	Receive	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.15	Monthly	2,569	June—2021	500,462	—	(180)	(180)
BNP Paribas S.A.	Receive	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.15	Monthly	2,569	June—2021	500,462	—	(180)	(180)
BNP Paribas S.A.	Receive	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.15	Monthly	2,569	June—2021	500,462	—	(180)	(180)
BNP Paribas S.A.	Receive	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.15	Monthly	3,499	June—2021	681,633	—	(245)	(245)
BNP Paribas S.A.	Receive	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.15	Monthly	4,373	June—2021	851,895	—	(306)	(306)
BNP Paribas S.A.	Receive	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.15	Monthly	5,249	June—2021	1,022,547	—	(367)	(367)
Total — Total Return Swap Agreements								—	(2,492)	(2,492)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $280,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
BNP Paribas S.A.	Receive	EURO STOXX Mid Net Return EUR Index	3 Month EURIBOR - 0.250%	Quarterly	585	November—2021	$591,781	$—	$29,358	$29,358
BNP Paribas S.A.	Receive	EURO STOXX Mid Net Return EUR Index	3 Month EURIBOR - 0.250%	Quarterly	579	November—2021	588,012	—	27,396	27,396
BNP Paribas S.A.	Receive	EURO STOXX Mid Net Return EUR Index	3 Month EURIBOR - 0.250%	Quarterly	581	November—2021	591,208	—	24,936	24,936
Goldman Sachs International	Receive	China Securities Index 500 Net Total Return Index	3 Month USD LIBOR - 10.250%	Quarterly	48	December—2021	425,265	—	9,756	9,756
Goldman Sachs International	Receive	China Securities Index 500 Net Total Return Index	3 Month USD LIBOR - 11.250%	Quarterly	49	December—2021	431,661	—	9,901	9,901
Goldman Sachs International	Receive	EURO STOXX Mid Net Return EUR Index	3 Month EURIBOR - 0.230%	Quarterly	601	November—2021	594,505	—	41,721	41,721
J.P. Morgan Chase Bank, N.A.	Receive	China Securities Index 500 Net Total Return Index	3 Month EURIBOR - 10.50%	Quarterly	49	December—2021	436,043	—	9,971	9,971
J.P. Morgan Chase Bank, N.A.	Receive	China Securities Index 500 Net Total Return Index	3 Month USD LIBOR - 10.750%	Quarterly	49	December—2021	432,776	—	9,877	9,877
UBS AG	Pay	STOXX Europe 600 Industrial Goods & Services Gross Return Index	3 Month EURIBOR - 0.010%	Quarterly	2,789	July—2021	1,082,483	—	34,387	34,387
UBS AG	Receive	China Securities Index 500 Net Total Return Index	3 Month USD LIBOR - 10.250%	Quarterly	48	December—2021	430,192	—	9,826	9,826
UBS AG	Receive	China Securities Index 500 Net Total Return Index	3 Month USD LIBOR - 11.250%	Quarterly	49	December—2021	434,689	—	9,963	9,963
UBS AG	Receive	EURO STOXX Mid Net Return EUR Index	3 Month EURIBOR - 0.200%	Quarterly	587	November—2021	591,088	—	30,708	30,708
Subtotal — Appreciation								—	247,800	247,800
Equity Risk
Barclays Bank PLC	Pay	STOXX Europe 600 Industrial Goods & Services Gross Return Index	3 Month EURIBOR + 0.070%	Quarterly	2,918	November—2021	1,037,556	—	(34,745)	(34,745)
BNP Paribas S.A.	Pay	STOXX Europe 600 Industrial Goods & Services Gross Return Index	3 Month EURIBOR + 0.060%	Quarterly	2,900	November—2021	1,035,460	—	(27,730)	(27,730)
J.P. Morgan Chase Bank, N.A.	Receive	S&P 500 Industrials Total Return Index	3 Month EURIBOR + 0.230%	Quarterly	1,233	November—2021	1,646,509	—	(33,489)	(33,489)
J.P. Morgan Chase Bank, N.A.	Receive	S&P 500 Industrials Total Return Index	3 Month USD LIBOR + 0.230%	Quarterly	1,316	November—2021	1,646,510	—	(54,408)	(54,408)
Subtotal — Depreciation								—	(150,372)	(150,372)
Total — Total Return Swap Agreements								$—	$97,428	$97,428

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $280,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/10/2021	Barclays Bank PLC	CHF	10,000	EUR	9,252	$0
02/10/2021	Barclays Bank PLC	GBP	356,330	NOK	4,260,400	9,153
02/10/2021	Barclays Bank PLC	KRW	10,102,000	USD	9,193	162
04/12/2021	Barclays Bank PLC	CLP	357,203,651	USD	514,095	27,641
04/12/2021	Barclays Bank PLC	USD	89,181	INR	6,595,000	362
02/10/2021	BNP Paribas S.A.	USD	300,046	EUR	254,167	8,451
02/10/2021	BNP Paribas S.A.	USD	90,632	GBP	69,500	4,597
02/12/2021	BNP Paribas S.A.	USD	26,861	GBP	20,000	543
03/10/2021	BNP Paribas S.A.	GBP	1,201,295	NOK	14,207,000	12,327
04/12/2021	BNP Paribas S.A.	MXN	48,664,266	USD	2,435,795	79,266
02/08/2021	Citibank, N.A.	TWD	398,000	USD	14,252	39
02/10/2021	Citibank, N.A.	EUR	68,873	GBP	62,166	1,585
02/10/2021	Citibank, N.A.	MXN	5,386,474	USD	267,461	4,894
02/10/2021	Citibank, N.A.	USD	302,535	CLP	222,450,778	257
02/10/2021	Citibank, N.A.	USD	44,591	INR	3,297,500	562
03/10/2021	Citibank, N.A.	EUR	68,842	GBP	62,166	1,584
03/10/2021	Citibank, N.A.	USD	49,978	CLP	36,738,383	43
03/10/2021	Citibank, N.A.	USD	44,462	INR	3,297,500	530
03/12/2021	Citibank, N.A.	EUR	620,000	USD	753,781	748
03/12/2021	Citibank, N.A.	MXN	1,820,000	USD	90,857	2,429
02/10/2021	Goldman Sachs International	GBP	551,800	NOK	6,649,333	20,225
02/10/2021	Goldman Sachs International	MXN	4,753,098	USD	234,137	2,445
02/10/2021	Goldman Sachs International	USD	1,485,723	MXN	31,156,058	32,996
02/12/2021	Goldman Sachs International	USD	71,691	EUR	60,000	1,138
03/16/2021	Goldman Sachs International	USD	26,021	TRY	200,000	834
04/12/2021	Goldman Sachs International	RUB	25,995,365	USD	342,811	1,985
08/10/2021	Goldman Sachs International	TWD	22,494,344	USD	825,633	21,104
09/10/2021	Goldman Sachs International	TWD	45,922,967	USD	1,676,354	33,454
02/10/2021	J.P. Morgan Chase Bank, N.A.	EUR	1,176,108	PLN	5,318,762	449
02/10/2021	J.P. Morgan Chase Bank, N.A.	USD	524,959	CAD	686,900	12,222
03/10/2021	J.P. Morgan Chase Bank, N.A.	USD	238,082	CLP	176,883,106	2,751
04/12/2021	J.P. Morgan Chase Bank, N.A.	CNY	6,746,067	USD	1,042,057	3,924
04/12/2021	J.P. Morgan Chase Bank, N.A.	EUR	98,057	CHF	106,000	60
04/12/2021	J.P. Morgan Chase Bank, N.A.	EUR	137,326	GBP	124,333	3,511
04/12/2021	J.P. Morgan Chase Bank, N.A.	USD	131,953	CLP	98,014,490	1,527
08/10/2021	J.P. Morgan Chase Bank, N.A.	TWD	33,476,023	USD	1,219,635	22,337
03/10/2021	Merrill Lynch International	RUB	25,995,365	USD	345,453	3,370
02/10/2021	Morgan Stanley and Co. International PLC	EUR	68,031	GBP	62,167	2,608
02/10/2021	Morgan Stanley and Co. International PLC	MXN	5,347,686	USD	264,418	3,742
02/10/2021	Morgan Stanley and Co. International PLC	RUB	21,400,100	USD	290,171	7,657
02/10/2021	Morgan Stanley and Co. International PLC	USD	44,555	INR	3,297,500	598
02/10/2021	Morgan Stanley and Co. International PLC	USD	272,736	RUB	21,400,100	9,778
03/10/2021	Morgan Stanley and Co. International PLC	EUR	68,000	GBP	62,167	2,607
03/10/2021	Morgan Stanley and Co. International PLC	MXN	37,093,360	USD	1,844,202	41,557
03/10/2021	Morgan Stanley and Co. International PLC	RUB	4,595,265	USD	62,115	1,644
03/10/2021	Morgan Stanley and Co. International PLC	USD	69,317	GBP	51,500	1,259
03/10/2021	Morgan Stanley and Co. International PLC	USD	44,413	INR	3,297,500	578
10/14/2021	Morgan Stanley and Co. International PLC	TWD	12,449,433	USD	454,641	9,134
02/10/2021	Natwest Group PLC	GBP	237,298	NOK	2,840,267	6,451
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
02/10/2021	Royal Bank Of Canada	JPY	12,540,054	EUR	101,816	$3,852
02/10/2021	Royal Bank Of Canada	USD	627,832	CAD	820,119	13,531
08/10/2021	Standard Chartered Bank PLC	TWD	48,913,557	USD	1,792,888	43,453
09/10/2021	Standard Chartered Bank PLC	TWD	11,005,166	USD	408,507	14,795
10/14/2021	Standard Chartered Bank PLC	TWD	59,821,278	USD	2,206,856	66,136
02/10/2021	State Street Bank & Trust Co.	EUR	254,167	USD	311,996	3,499
02/10/2021	State Street Bank & Trust Co.	JPY	14,378,333	USD	139,813	2,534
02/22/2021	State Street Bank & Trust Co.	AUD	834,119	USD	640,633	3,086
02/22/2021	State Street Bank & Trust Co.	CAD	945	USD	742	3
02/22/2021	State Street Bank & Trust Co.	CHF	14,900	USD	16,763	27
02/22/2021	State Street Bank & Trust Co.	CNY	112,231	USD	17,368	31
02/22/2021	State Street Bank & Trust Co.	DKK	8,726	USD	1,428	3
02/22/2021	State Street Bank & Trust Co.	EUR	106,850	USD	130,119	396
02/22/2021	State Street Bank & Trust Co.	HKD	6,119,327	USD	789,326	55
02/22/2021	State Street Bank & Trust Co.	JPY	36,777,552	USD	354,127	2,951
02/22/2021	State Street Bank & Trust Co.	KRW	665,620,667	USD	601,039	5,989
02/22/2021	State Street Bank & Trust Co.	MXN	215,000	USD	10,750	283
02/22/2021	State Street Bank & Trust Co.	SEK	87,625	USD	10,519	31
02/22/2021	State Street Bank & Trust Co.	TWD	17,083,602	USD	611,357	1,198
02/22/2021	State Street Bank & Trust Co.	USD	19,039	AUD	25,000	70
02/22/2021	State Street Bank & Trust Co.	USD	1,556	CAD	2,000	8
02/22/2021	State Street Bank & Trust Co.	USD	16,198	CNY	105,198	52
02/22/2021	State Street Bank & Trust Co.	USD	4,139	DKK	25,392	6
02/22/2021	State Street Bank & Trust Co.	USD	164,926	EUR	136,000	187
02/22/2021	State Street Bank & Trust Co.	USD	88,738	GBP	64,968	287
02/22/2021	State Street Bank & Trust Co.	USD	43,887	INR	3,212,000	28
02/22/2021	State Street Bank & Trust Co.	USD	2,279	SEK	19,094	6
03/10/2021	State Street Bank & Trust Co.	EUR	239,167	USD	293,757	3,285
03/10/2021	State Street Bank & Trust Co.	JPY	12,139,333	USD	118,075	2,141
02/10/2021	UBS AG	JPY	18,810,079	EUR	151,850	4,716
Subtotal—Appreciation						579,757
Currency Risk
02/10/2021	Barclays Bank PLC	CLP	740,829,100	USD	988,049	(20,339)
02/10/2021	Barclays Bank PLC	GBP	20,000	EUR	22,362	(262)
02/10/2021	Barclays Bank PLC	INR	722,000	USD	9,826	(61)
03/10/2021	Barclays Bank PLC	EUR	1,476,313	PLN	6,620,054	(15,035)
03/10/2021	Barclays Bank PLC	HUF	413,225,934	EUR	1,154,208	(2,283)
04/12/2021	Barclays Bank PLC	HUF	536,845,263	EUR	1,498,636	(2,252)
04/12/2021	Barclays Bank PLC	USD	356,396	CLP	259,189,161	(3,422)
04/12/2021	Barclays Bank PLC	USD	119,707	KRW	130,041,000	(3,431)
08/10/2021	Barclays Bank PLC	CNY	5,789,223	USD	865,142	(18,768)
08/10/2021	Barclays Bank PLC	USD	143,028	TWD	3,914,094	(3,037)
10/14/2021	Barclays Bank PLC	USD	402,128	TWD	10,916,107	(11,492)
02/10/2021	BNP Paribas S.A.	EUR	313,982	PLN	1,404,281	(4,083)
02/12/2021	BNP Paribas S.A.	EUR	620,000	USD	733,650	(18,912)
02/12/2021	BNP Paribas S.A.	GBP	470,000	USD	622,545	(21,455)
03/10/2021	BNP Paribas S.A.	EUR	504,201	JPY	63,811,000	(2,946)
03/10/2021	BNP Paribas S.A.	RUB	31,008,102	USD	405,559	(2,489)
04/12/2021	BNP Paribas S.A.	GBP	1,155,773	NOK	13,258,000	(36,624)
04/12/2021	BNP Paribas S.A.	RUB	48,553,469	USD	632,028	(4,558)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
04/12/2021	BNP Paribas S.A.	USD	1,335,995	JPY	137,265,333	$(24,572)
04/12/2021	BNP Paribas S.A.	USD	622,810	MXN	12,442,999	(20,268)
04/16/2021	BNP Paribas S.A.	EUR	120,000	USD	145,859	(5)
04/16/2021	BNP Paribas S.A.	GBP	370,000	USD	504,036	(3,124)
02/10/2021	Citibank, N.A.	BRL	8,156,332	USD	1,464,127	(26,317)
02/10/2021	Citibank, N.A.	USD	1,531,740	BRL	8,156,332	(41,294)
02/10/2021	Citibank, N.A.	USD	59,431	KRW	65,020,500	(1,304)
03/10/2021	Citibank, N.A.	USD	358,863	CLP	259,189,161	(5,968)
03/10/2021	Citibank, N.A.	USD	59,434	KRW	65,020,500	(1,304)
03/10/2021	Citibank, N.A.	USD	815,118	RUB	61,598,732	(4,516)
03/12/2021	Citibank, N.A.	GBP	460,000	USD	615,201	(15,195)
02/10/2021	Deutsche Bank AG	EUR	468,094	PLN	2,106,422	(2,629)
02/10/2021	Deutsche Bank AG	HUF	170,172,325	EUR	469,537	(8,444)
03/10/2021	Deutsche Bank AG	USD	3,355,916	JPY	348,695,771	(25,772)
02/10/2021	Goldman Sachs International	CNY	11,739,044	USD	1,761,663	(53,766)
02/10/2021	Goldman Sachs International	HUF	517,225,721	EUR	1,434,169	(17,110)
02/10/2021	Goldman Sachs International	MXN	36,032,317	USD	1,718,255	(38,160)
03/10/2021	Goldman Sachs International	CLP	236,405,325	USD	315,363	(6,512)
03/10/2021	Goldman Sachs International	CNY	6,348,467	USD	967,430	(11,910)
03/16/2021	Goldman Sachs International	USD	81,580	JPY	8,500,000	(397)
04/12/2021	Goldman Sachs International	EUR	1,436,560	PLN	6,493,036	(1,442)
04/12/2021	Goldman Sachs International	USD	999,703	RUB	74,548,833	(22,291)
08/10/2021	Goldman Sachs International	USD	626,618	TWD	17,049,413	(16,832)
08/20/2021	Goldman Sachs International	HKD	34,484,000	USD	4,442,068	(6,613)
09/10/2021	Goldman Sachs International	USD	401,882	TWD	10,916,107	(11,356)
02/10/2021	J.P. Morgan Chase Bank, N.A.	CAD	1,507,019	USD	1,152,953	(25,591)
02/10/2021	J.P. Morgan Chase Bank, N.A.	CNY	4,047,640	USD	612,716	(13,246)
02/10/2021	J.P. Morgan Chase Bank, N.A.	USD	708,078	CLP	518,378,322	(2,482)
03/12/2021	J.P. Morgan Chase Bank, N.A.	USD	24,597	EUR	20,000	(306)
03/12/2021	J.P. Morgan Chase Bank, N.A.	USD	192,153	GBP	140,000	(293)
03/12/2021	J.P. Morgan Chase Bank, N.A.	ZAR	609,968	USD	40,106	(4)
04/12/2021	J.P. Morgan Chase Bank, N.A.	EUR	743,464	JPY	94,419,900	(1,544)
02/10/2021	Merrill Lynch International	HUF	113,448,216	EUR	314,735	(3,553)
02/10/2021	Morgan Stanley and Co. International PLC	EUR	842,921	JPY	103,346,433	(36,385)
02/10/2021	Morgan Stanley and Co. International PLC	USD	1,337,603	JPY	139,364,454	(6,999)
02/10/2021	Morgan Stanley and Co. International PLC	USD	59,548	KRW	65,020,500	(1,421)
03/10/2021	Morgan Stanley and Co. International PLC	CLP	236,405,325	USD	314,515	(7,359)
03/10/2021	Morgan Stanley and Co. International PLC	USD	291,057	EUR	239,167	(586)
03/10/2021	Morgan Stanley and Co. International PLC	USD	59,550	KRW	65,020,500	(1,420)
03/10/2021	Morgan Stanley and Co. International PLC	USD	384,791	MXN	7,739,500	(8,671)
08/10/2021	Morgan Stanley and Co. International PLC	CNY	8,676,184	USD	1,298,149	(26,547)
08/10/2021	Morgan Stanley and Co. International PLC	USD	511,808	TWD	13,982,760	(11,703)
08/20/2021	Morgan Stanley and Co. International PLC	USD	137,928	HKD	1,069,000	(19)
02/10/2021	Royal Bank of Canada	USD	528,529	JPY	54,906,134	(4,304)
02/08/2021	Standard Chartered Bank PLC	USD	121,338	TWD	3,361,667	(1,285)
03/10/2021	Standard Chartered Bank PLC	USD	121,899	TWD	3,361,667	(1,817)
04/12/2021	Standard Chartered Bank PLC	USD	122,385	TWD	3,361,667	(2,268)
08/10/2021	Standard Chartered Bank PLC	CNY	2,858,092	USD	426,783	(9,596)
08/10/2021	Standard Chartered Bank PLC	USD	116,625	TWD	3,147,700	(4,045)
09/10/2021	Standard Chartered Bank PLC	USD	513,574	TWD	13,982,760	(13,339)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
10/14/2021	Standard Chartered Bank PLC	USD	516,293	TWD	13,982,760	$(15,916)
02/10/2021	State Street Bank & Trust Co.	GBP	69,500	USD	94,506	(723)
02/22/2021	State Street Bank & Trust Co.	CAD	52,595	USD	41,117	(16)
02/22/2021	State Street Bank & Trust Co.	CHF	402,113	USD	451,293	(393)
02/22/2021	State Street Bank & Trust Co.	CNY	3,533,437	USD	542,709	(3,111)
02/22/2021	State Street Bank & Trust Co.	DKK	1,008,574	USD	163,775	(853)
02/22/2021	State Street Bank & Trust Co.	EUR	1,900,682	USD	2,296,700	(10,873)
02/22/2021	State Street Bank & Trust Co.	GBP	1,942,529	USD	2,629,362	(32,453)
02/22/2021	State Street Bank & Trust Co.	IDR	334,193,000	USD	23,550	(227)
02/22/2021	State Street Bank & Trust Co.	INR	19,499,000	USD	264,943	(1,658)
02/22/2021	State Street Bank & Trust Co.	NOK	592,932	USD	68,857	(367)
02/22/2021	State Street Bank & Trust Co.	SEK	1,123,627	USD	133,680	(812)
02/22/2021	State Street Bank & Trust Co.	SGD	141,106	USD	105,838	(382)
02/22/2021	State Street Bank & Trust Co.	THB	1,245,000	USD	41,298	(296)
02/22/2021	State Street Bank & Trust Co.	USD	115,453	AUD	150,000	(803)
02/22/2021	State Street Bank & Trust Co.	USD	2,252	CHF	2,000	(5)
02/22/2021	State Street Bank & Trust Co.	USD	11,607	DKK	70,969	(23)
02/22/2021	State Street Bank & Trust Co.	USD	93,566	EUR	77,000	(83)
02/22/2021	State Street Bank & Trust Co.	USD	53,984	GBP	39,319	(107)
02/22/2021	State Street Bank & Trust Co.	USD	55,419	HKD	429,577	(11)
02/22/2021	State Street Bank & Trust Co.	USD	219	INR	16,000	(0)
02/22/2021	State Street Bank & Trust Co.	USD	133,946	JPY	13,893,000	(1,287)
02/22/2021	State Street Bank & Trust Co.	USD	129,303	KRW	142,670,907	(1,757)
02/22/2021	State Street Bank & Trust Co.	USD	4,985	NOK	42,433	(31)
02/22/2021	State Street Bank & Trust Co.	USD	6,529	SEK	54,460	(11)
02/22/2021	State Street Bank & Trust Co.	USD	84,345	TWD	2,355,000	(233)
02/22/2021	State Street Bank & Trust Co.	ZAR	555,000	USD	36,120	(468)
03/10/2021	State Street Bank & Trust Co.	GBP	51,500	USD	70,039	(537)
02/10/2021	UBS AG	EUR	98,500	CHF	106,000	(526)
02/10/2021	UBS AG	USD	791,046	JPY	82,359,199	(4,708)
03/10/2021	UBS AG	EUR	98,520	CHF	106,000	(528)
Subtotal—Depreciation						(802,531)
Total Forward Foreign Currency Contracts						$(222,774)

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
CPI	—Consumer Price Index
DKK	—Danish Krone
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
HICP	—Harmonised Index of Consumer Prices
HKD	—Hong Kong Dollar
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rate
MXN	—Mexican Peso
NOK	—Norwegian Krone
NSA	—Non-Seasonally Adjusted
PLN	—Polish Zloty
RPI	—Retail Price Index
RUB	—Russian Ruble
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thai Baht
TIIE	—Interbank Equilibrium Interest Rate
TRY	—Turkish Lira
TWD	—New Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$95,806	$9,826,689	$—	$9,922,495
Common Stocks & Other Equity Interests	1,632,979	6,413,234	0	8,046,213
U.S. Dollar Denominated Bonds & Notes	—	5,494,946	—	5,494,946
U.S. Treasury Securities	—	110,907	—	110,907
Money Market Funds	12,742,018	—	—	12,742,018
Options Purchased	—	1,656,446	—	1,656,446
Total Investments in Securities	14,470,803	23,502,222	0	37,973,025
Other Investments - Assets*
Futures Contracts	209,116	—	—	209,116
Forward Foreign Currency Contracts	—	579,757	—	579,757
Swap Agreements	—	2,065,566	—	2,065,566
	209,116	2,645,323	—	2,854,439
Other Investments - Liabilities*
Futures Contracts	(262,909)	—	—	(262,909)
Forward Foreign Currency Contracts	—	(802,531)	—	(802,531)
Options Written	—	(914,459)	—	(914,459)
Swap Agreements	—	(2,092,583)	—	(2,092,583)
	(262,909)	(3,809,573)	—	(4,072,482)
Total Other Investments	(53,793)	(1,164,250)	—	(1,218,043)
Total Investments	$14,417,010	$22,337,972	$0	$36,754,982

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Consolidated Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Global Targeted Returns Fund